Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NJ
Entity Registrant Name	NIDEC CORP
Entity Central Index Key	0001158967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	145,075,080

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 130,290	¥ 94,321
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥496 million on March 31, 2011 and ¥496 million on March 31, 2012:
Notes	11,207	11,486
Accounts	171,255	154,091
Inventories	91,453	90,377
Other current assets	35,082	22,822
Total current assets	439,287	373,097
Marketable securities and other securities investments	14,818	15,338
Investments in and advances to affiliated companies	754	588
Long-term Investments, Total	15,572	15,926
Property, plant and equipment:
Land	39,996	41,763
Buildings	133,911	135,794
Machinery and equipment	289,139	291,664
Construction in progress	22,196	15,434
Property, Plant and Equipment, Gross, Total	485,242	484,655
Less-Accumulated depreciation	(254,411)	(250,246)
Long-lived assets	230,831	234,409
Goodwill	80,525	82,107
Other non-current assets, net of allowance for doubtful accounts of ¥517 million on March 31, 2011 and ¥506 million on March 31, 2012	34,186	42,666
Total assets	800,401	748,205
Current liabilities:
Short-term borrowings	86,608	52,018
Current portion of long-term debt	674	1,124
Trade notes and accounts payable	107,345	112,759
Accrued expenses	22,983	22,039
Other current liabilities	34,750	18,895
Total current liabilities	252,360	206,835
Long-term liabilities:
Long-term debt	101,236	101,819
Accrued pension and severance costs	12,715	12,824
Other long-term liabilities	8,479	16,221
Total long-term liabilities	122,430	130,864
Commitments and contingencies (Note 21 and 23)
Equity:
Common stock authorized 2011 and 2012: 480,000,000 shares; issued and outstanding: 2011- 145,075,080 shares / 2012- 145,075,080 shares	66,551	66,551
Additional paid-in capital	66,762	66,960
Retained earnings	326,777	298,445
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	(47,911)	(45,162)
Unrealized gains from securities, net of reclassification adjustments	1,013	1,066
Unrealized gains from derivative instruments qualifying for cash flow hedges	73	219
Pension liability adjustments	(643)	(544)
Treasury stock, at cost: 2011- 6,593,647 shares / 2012- 8,240,496 shares	(42,440)	(32,285)
Total Nidec Corporation shareholders' equity	370,182	355,250
Noncontrolling interests	55,429	55,256
Total equity	425,611	410,506
Total liabilities and equity	¥ 800,401	¥ 748,205

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 496	¥ 496
Other non-current assets, allowance for doubtful accounts	¥ 506	¥ 517
Common stock, authorized	480,000,000	480,000,000
Common stock, issued and outstanding	145,075,080	145,075,080
Treasury stock, shares	8,240,496	6,593,647

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	¥ 682,320	¥ 675,988	¥ 571,552
Operating expenses:
Cost of products sold	523,729	500,034	421,190
Selling, general and administrative expenses	55,471	55,348	46,809
Research and development expenses	30,050	27,737	24,271
Costs and Expenses, Total	609,250	583,119	492,270
Operating income	73,070	92,869	79,282
Other income (expense):
Interest and dividend income	1,634	1,049	822
Interest expense	(299)	(355)	(690)
Foreign exchange loss, net	(1,756)	(9,108)	(2,961)
Gain (loss) from marketable securities, net	(202)	(238)	52
Other, net	(1,591)	(2,251)	(534)
Nonoperating Income (Expense), Total	(2,214)	(10,903)	(3,311)
Income from continuing operations before income taxes	70,856	81,966	75,971
Income taxes	(18,801)	(18,309)	(17,568)
Equity in net (loss) income of affiliated companies	0	6	(45)
Income from continuing operations	52,055	63,663	58,358
Loss on discontinued operations	(7,768)	(6,171)	(2,207)
Consolidated net income	44,287	57,492	56,151
Less: Net income attributable to noncontrolling interests	(3,556)	(5,159)	(4,190)
Net income attributable to Nidec Corporation	40,731	52,333	51,961
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	¥ 336.33	¥ 406.1	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation	¥ (40.08)	¥ (30.19)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 296.25	¥ 375.91	¥ 373.04
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	¥ 314.41	¥ 391.96	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation	¥ (37.52)	¥ (29.16)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 276.89	¥ 362.8	¥ 373.04
Cash dividends paid	¥ 90	¥ 80	¥ 55
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	46,242	56,536	53,614
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	(4,203)	(1,653)
Net income attributable to Nidec Corporation	¥ 40,731	¥ 52,333	¥ 51,961

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests
Beginning Balance at Mar. 31, 2009	¥ 357,687	¥ 66,551	¥ 69,162	¥ 212,955	¥ (27,464)	¥ (24,056)	¥ 297,148	¥ 60,539
Beginning Balance (in shares) at Mar. 31, 2009		145,075,080
Comprehensive income:
Net income	56,151			51,961			51,961	4,190
Other comprehensive income (loss):
Foreign currency translation adjustments	(3,121)				(2,910)		(2,910)	(211)
Unrealized (losses) gains on securities, net of reclassification adjustment	2,745				2,164		2,164	581
Pension liability adjustments	(206)				(310)		(310)	104
Total comprehensive income	55,569						50,905	4,664
Purchase of treasury stock	(11)					(11)	(11)
Dividends paid to shareholders of Nidec Corporation	(7,661)			(7,661)			(7,661)
Dividends paid to noncontrolling interests	(1,197)							(1,197)
Capital transaction with consolidated subsidiaries and other	(2,856)		(72)				(72)	(2,784)
Ending Balance at Mar. 31, 2010	401,531	66,551	69,090	257,255	(28,520)	(24,067)	340,309	61,222
Ending Balance (in shares) at Mar. 31, 2010		145,075,080
Comprehensive income:
Net income	57,492			52,333			52,333	5,159
Other comprehensive income (loss):
Foreign currency translation adjustments	(16,461)				(15,928)		(15,928)	(533)
Unrealized (losses) gains on securities, net of reclassification adjustment	(907)				(681)		(681)	(226)
Unrealized (losses) gains from derivative instruments qualifying for cash flow hedges	219				219		219
Pension liability adjustments	433				489		489	(56)
Total comprehensive income	40,776						36,432	4,344
Purchase of treasury stock	(11,226)					(11,226)	(11,226)
Change in ownership of Nidec Servo in connection with share exchange transaction	463		1,186			3,002	4,188	(3,725)
Dividends paid to shareholders of Nidec Corporation	(11,143)			(11,143)			(11,143)
Dividends paid to noncontrolling interests	(1,655)							(1,655)
Capital transaction with consolidated subsidiaries and other	(8,240)		(3,316)			6	(3,310)	(4,930)
Ending Balance at Mar. 31, 2011	410,506	66,551	66,960	298,445	(44,421)	(32,285)	355,250	55,256
Ending Balance (in shares) at Mar. 31, 2011		145,075,080
Comprehensive income:
Net income	44,287			40,731			40,731	3,556
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,560)				(2,749)		(2,749)	189
Unrealized (losses) gains on securities, net of reclassification adjustment	(7)				(53)		(53)	46
Unrealized (losses) gains from derivative instruments qualifying for cash flow hedges	(146)				(146)		(146)
Pension liability adjustments	93				(99)		(99)	192
Total comprehensive income	41,667						37,684	3,983
Purchase of treasury stock	(10,155)					(10,155)	(10,155)
Dividends paid to shareholders of Nidec Corporation	(12,399)			(12,399)			(12,399)
Dividends paid to noncontrolling interests	(1,444)							(1,444)
Capital transaction with consolidated subsidiaries and other	(2,564)		(198)				(198)	(2,366)
Ending Balance at Mar. 31, 2012	¥ 425,611	¥ 66,551	¥ 66,762	¥ 326,777	¥ (47,468)	¥ (42,440)	¥ 370,182	¥ 55,429
Ending Balance (in shares) at Mar. 31, 2012		145,075,080

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Consolidated net income	¥ 44,287	¥ 57,492	¥ 56,151
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,511	32,981	29,185
Amortization	2,819	2,729	1,954
(Gain) loss from marketable securities, net	200	238	(52)
Loss on sales, disposal or impairment of property, plant and equipment	15,705	545	1,088
Loss recovery and gain on property, plant and equipment damaged in flood	(19,662)
Deferred income taxes	12,835	(4,496)	(740)
Equity in net loss (income) of affiliated companies	0	(6)	45
Foreign currency adjustments	236	5,523	4,036
Accrual for pension and severance costs, net payments	(915)	(3,745)	(1,457)
Changes in operating assets and liabilities:
(Increase) decrease in notes and accounts receivable	(14,819)	3,995	(32,537)
Increase in inventories	(257)	(15,856)	(8,442)
Increase (decrease) in notes and accounts payable	(8,061)	(3,058)	29,799
Increase (decrease) in accrued income taxes	(2,259)	(124)	5,995
Other	(4,908)	6,866	5,055
Net cash provided by operating activities	56,712	83,084	90,080
Cash flows from investing activities:
Additions to property, plant and equipment	(41,446)	(55,010)	(36,608)
Proceeds from sales of property, plant and equipment	2,725	960	633
Insurance proceeds related to property, plant and equipment damaged in flood	20,804
Purchases of marketable securities	(213)	(12)	(10)
Proceeds from sale or redemption of marketable securities	414	72	94
Acquisitions of business, net of cash acquired	5,201	(51,594)	(4,396)
Other	(7,403)	(1,358)	(227)
Net cash used in investing activities	(19,918)	(106,942)	(40,514)
Cash flows from financing activities:
(Decrease) increase in short-term borrowings	26,060	(63,205)	(109,100)
Repayments of long-term debt	(1,229)	(2,016)	(1,733)
Proceeds from issuance of corporate bonds		100,500
Purchases of treasury stock	(10,155)	(11,226)	(11)
Payments for additional investments in subsidiaries	(454)	(7,827)	(3,152)
Dividends paid to shareholders of Nidec Corporation	(12,399)	(11,143)	(7,661)
Dividends paid to noncontrolling interests	(1,444)	(1,655)	(1,197)
Other	(1,193)	336	75
Net cash (used in) provided by financing activities	(814)	3,764	(122,779)
Effect of exchange rate changes on cash and cash equivalents	(11)	(8,894)	(4,444)
Net (decrease) increase in cash and cash equivalents	35,969	(28,988)	(77,657)
Cash and cash equivalents at beginning of year	94,321	123,309	200,966
Cash and cash equivalents at end of year	¥ 130,290	¥ 94,321	¥ 123,309

Nature of operations	12 Months Ended
Mar. 31, 2012
Nature of operations

1. Nature of operations:

NIDEC Corporation (the “Company”) and its subsidiaries (collectively “NIDEC”) are primarily engaged in the design, development, manufacture and marketing of i) small precision motors, which include spindle motors for hard disk drives, motors for optical disk drives, small precision fans and other small motors; ii) general motors, which are used in various electric household appliances, industrial equipment and automobiles; iii) machinery, which includes, test systems, measuring equipment, power transmission equipment, factory automation systems, card readers and industrial robots; iv) electronic and optical components, which include camera shutters, camera lens units, switches, trimmer potentiometers, motor driven actuator units, processing and precision plastic mold products; and v) other products, which include auto parts, pivot assemblies, other components and other services. Manufacturing operations are located primarily in Asia (China, Thailand, Vietnam and the Philippines), Japan and North America, and sales subsidiaries are primarily located in Asia, North America and Europe.

The main customers for NIDEC are manufacturers of hard disk drives. NIDEC also sells its products to the manufacturers of various electric household appliances, automation equipment, automotive components, home video game consoles, telecommunication equipment and audio-visual equipment.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2012
Summary of significant accounting policies

2. Summary of significant accounting policies:

The Company and its subsidiaries in Japan maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan, and its foreign subsidiaries in conformity with those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with accounting principles generally accepted in the United States of America. Significant accounting policies after reflecting adjustments for the above are as follows:

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment and Change in Accounting Estimate -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense in the year incurred. Effective April 1, 2011, NIDEC changed the depreciation method from the declining-balance method to the straight-line method as a result of taking business situation into consideration.

NIDEC believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. Under the new provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated as a change in accounting estimate. The effect of the change in depreciation method has been reflected on a prospective basis beginning April 1, 2011, and prior period results were not restated. The change in depreciation methods caused an increase in Income from continuing operations before income taxes by ¥1,241 million, Income from continuing operations by ¥813 million and Earning per share by ¥5.92 respectively for the year ended March 31, 2012.

Depreciation of property, plant and equipment is mainly computed on the straight-line method at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 3 to 18 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥29,185 million, ¥32,981 million, and ¥31,511 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Lease -

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include patent rights, proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 9 years, 11 years, 19 years and 5 years, respectively.

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, general motors and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns.

Research and development expenses-

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥156 million, ¥246 million, and ¥228 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of income and cash flows for the years ended March 31, 2010 and 2011 to conform to the current year presentation.

As of September 30, 2009, NIDEC discontinued its semiconductor manufacturing equipment business. The results of the semiconductor manufacturing equipment business were previously recorded in the Nidec Tosok reporting segments. As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. As of March 31, 2012, NIDEC discontinued its lens actuator business and its tape drive and disk drive mechanism business included within the Nidec Sankyo reportable segment, and its compact digital camera lens unit business included within the Nidec Copal reportable segment. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

As of April 1, 2011, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 350 “Intangibles—Goodwill and Other” updated by Accounting Standards Update (ASU) No. 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of April 1, 2011, NIDEC adopted FASB ASC 805 “Business Combinations” updated by ASU No.2010-29 “Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 requires a public entity that enters into business combination(s) to disclose pro forma revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU2010-29 is a provision for disclosure. The adoption of ASU2010-29 did not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of January 1, 2012, NIDEC adopted FASB ASC 820 “Fair Value Measurement” updated by ASU No.2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Recent Accounting Pronouncements to be adopted in future periods

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the consolidated statement of changes in equity and requires an entity to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Additionally, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Early adoption is permitted. These standards are provisions for disclosure. The adoption of these standards will not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option of performing a qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. NIDEC is currently evaluating the potential impact of adopting ASU 2011-08 on its consolidated financial position, results of operations or liquidity.

Acquisitions and dispositions	12 Months Ended
Mar. 31, 2012
Acquisitions and dispositions

3. Acquisitions and dispositions:

On August 4, 2009, NIDEC acquired the additional 60.0% of the voting rights of NTN-Nidec (Thailand) Co., Ltd., currently Nidec Bearing (Thailand) Co., Ltd. (“NBTC”). NIDEC previously owned 40.0% of the voting rights of NBTC prior to August 4, 2009. As a result, NIDEC acquired all of the voting rights of NBTC. These acquisitions did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On January 26, 2010, NIDEC acquired all of the voting rights of the household motor business of Appliances Components Companies S.p.A.. As a result, NIDEC has included Nidec Sole Motor Corporation S.R.L. (“NSMC”) in its scope of consolidation as wholly owned subsidiary of NIDEC. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On February 26, 2010, NIDEC acquired 864,000 shares (or, 90.0%) of SC WADO Co., Ltd. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On September 30, 2010, NIDEC acquired all of the assets, the liabilities and the voting rights of Emerson Electric Co.’s motors and controls business which consists of industrial, air conditioning and home appliance motor business (subsequently renamed “Nidec Motor Corporation”) for cash of ¥57,442 million in order to address the need of rapidly globalizing customers by securing a strong presence in North America to complement existing operations in Asia and Europe. NIDEC also aims to complement and expand its product lineup and accelerate operational growth by effectively blending NIDEC’s industry-leading brushless motor technologies with the EMC business.

On July 1, 2011, NIDEC acquired all of the voting rights of Sanyo Seimitsu Co., Ltd. which consists of small precision motor product category, particularly vibration motors for mobile phones of Sanyo Electric Co., Ltd., in order to further develop and expand our small precision motor product category by effectively using the operational resources of, and efficiently developing new products and expanding sales opportunities for small precision motor product category. Sanyo Seimitsu Co., Ltd. was subsequently renamed Nidec Seimitsu Corporation. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2011		2012
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥934	¥422	¥1,047	¥745
Proprietary technology	1,785	744	1,690	870
Customer relationships	16,670	2,336	16,114	3,150
Software	8,556	3,830	10,879	5,242
Other	2,787	954	3,048	1,201

Total	¥30,732	¥8,286	¥32,778	¥11,208

The weighted average amortization periods for patent rights, proprietary technology, customer relationships and software are 9 years, 11 years, 19 years and 5 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2010, 2011 and 2012 amounted to ¥1,863 million, ¥2,605 million and ¥2,664 million, respectively.

Total indefinite lived intangible assets amounted to ¥1,846 million and ¥1,755 million as of March 31, 2011 and 2012, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2013	¥3,071
2014	2,770
2015	2,359
2016	2,094
2017	1,734

NIDEC has completed the annual impairment test for existing goodwill as required by ASC 350 as of January 1, 2012. For the years ended March 31, 2010, 2011 and 2012, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2010, 2011 and 2012, no goodwill impairment loss has been recorded except for losses due to the discontinued operations described below.

As of September 30, 2009, NIDEC discontinued the semiconductor manufacturing equipment (“SME”) business included within the “Nidec Tosok” reportable segment. The goodwill impairment loss was ¥230 million. As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business and the tape drive and disk drive mechanism (“PGN”) business included within the “Nidec Sankyo” reportable segment. The goodwill impairment loss was ¥1,359 million. As of March 31, 2012, NIDEC discontinued the compact digital camera lens unit (“CLU”) business included within the “Nidec Copal” reportable segment. The goodwill impairment loss was ¥686 million.

Goodwill impairment losses of the SME, LAC, PGN and CLU businesses were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”.

The carrying amounts of goodwill by operating reportable segment as of March 31, 2011 and 2012 are as follows.

	Yen in millions
	March 31,
	2011	2012
Nidec Electronics (Thailand)	¥6,181	¥6,109
Nidec (Zhejiang)	922	912
Nidec Sankyo	27,459	26,100
Nidec Copal	17,148	16,462
Nidec Tosok	1,107	1,107
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	11,984
Nidec Motors & Actuators	4,886	4,737
All Others	3,810	4,504

	¥82,107	¥80,525

Reportable segment information is described in Note 25 (2).

NIDEC has changed segment reporting to align with changes in its management decision-making process for the six months ended September 30, 2011. Since September 2011, Nidec Component Technology Group previously included in the All Others segment has been included in the Nidec Electronics (Thailand) segment, as we aimed to enhance their hard disk drive motors businesses mainly in Thailand. Additionally, the Nidec Sole Motor group is no longer included in the Nidec Techno Motor segment but has been included in the Nidec Motor segment since April 2011.

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥6,842	¥—	¥—	¥(661)	¥6,181
Nidec (Zhejiang)	976	—	—	(54)	922
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	—	—	(10)	2,049
Nidec Motor	1,088	11,511	—	(615)	11,984
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	3,706	—	—	104	3,810

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	82,694	694	—	(231)	83,157

Accumulated impairment losses:
Nidec Sankyo	(357)	—	(1,359)	—	(1,716)
Nidec Tosok	(230)	—	—	—	(230)
Nidec Copal	—	—	(686)	—	(686)

	(587)	—	(2,045)	—	(2,632)

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525

Supplemental cash flow information	12 Months Ended
Mar. 31, 2012
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Cash paid during the fiscal year for:
Income taxes	¥11,504	¥22,088	¥8,197
Interest	706	372	327
Non-cash investing and financing activities:
Capital leasing receivables	—	—	31
Capital lease obligations	602	1,022	214
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	1,186	—
—Change in treasury stock	—	3,002	—

Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2012
Allowance for doubtful accounts

6. Allowance for doubtful accounts:

NIDEC estimates losses for uncollectible accounts based on historical experience and the evaluation of the likelihood of success in collecting specific customer receivables.

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions
	2010	2011	2012
Allowance for doubtful accounts at April 1	¥2,311	¥1,830	¥1,013
Provision for doubtful accounts, net of reversal	31	26	30
Write-offs	(492)	(912)	(30)
Translation adjustment and other	(20)	69	(11)

Allowance for doubtful accounts at March 31	¥1,830	¥1,013	¥1,002

Inventories	12 Months Ended
Mar. 31, 2012
Inventories

7. Inventories:

Inventories consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Finished goods	¥39,477	¥40,069
Raw materials	23,303	25,363
Work in process	23,405	21,512
Project in progress	1,108	850
Supplies and other	3,084	3,659

	¥90,377	¥91,453

Other current assets	12 Months Ended
Mar. 31, 2012
Other current assets

8. Other current assets:

Other current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Deferred tax assets (Note 16)	¥6,963	¥7,314
Other receivable	6,676	10,802
Time deposit	2,745	7,810
Other	6,438	9,156

	¥22,822	¥35,082

“Other” primarily consists of Advance Payments Trade and prepaid expenses.

Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other securities investments

9. Marketable securities and other securities investments:

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,768	¥6,207	¥352	¥14,623
Held-to-maturity
Japanese government debt securities	200	3	—	203

	¥8,968	¥6,210	¥352	¥14,826

Securities not practicable to fair value
Equity securities	¥515

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,633	¥5,610	¥192	¥14,051
Held-to-maturity
Japanese government debt securities	301	1	—	302

	¥8,934	¥5,611	¥192	¥14,353

Securities not practicable to fair value
Equity securities	¥466

During the years ended March 31, 2010, 2011 and 2012, the net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes, increased by ¥2,164 million, decreased by ¥681 million and decreased by ¥53 million, respectively.

Proceeds from sale or redemption of marketable securities were ¥94 million, ¥72 million and ¥100 million for the years ended March 31, 2010, 2011 and 2012, respectively. On those sales, gross realized gains were ¥66 million, ¥12 million and ¥0 million and gross realized losses were ¥0 million, ¥0 million and ¥0 million, respectively.

NIDEC holds long-term investment securities that are classified as “marketable securities and other securities investments.” The securities issued by various non-public companies are recorded at cost, as their fair values are not readily determinable. NIDEC’s management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial position of the underlying companies and the prevailing market conditions in which these companies operate to determine if NIDEC’s investment in each individual company is impaired and whether the impairment is other-than-temporary. If any impairment is determined to be other-than-temporary, the cost of the investment is written-down by the impaired amount and the amount is recognized currently as a realized loss.

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,643	¥282	¥241	¥70

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,103	¥92	¥770	¥100

NIDEC presumes a decline in value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is significantly below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a fair value is not significantly less than the original cost, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2012, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.

For the years ended March 31, 2011 and 2012, held-to-maturity securities of ¥200 million and ¥301 million were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.

Other non-current assets	12 Months Ended
Mar. 31, 2012
Other non-current assets

10. Other non-current assets:

Other non-current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Intangible assets *	¥24,292	¥23,325
Deferred tax assets	15,526	8,352
Other	2,848	2,509

	¥42,666	¥34,186

Notes:

*	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2012
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Loans, principally from banks with average interest at March 31, 2011 and 2012 of 0.19% and 0.22% per annum, respectively	¥52,018	¥59,608
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	—	27,000

	¥52,018	¥86,608

At March 31, 2012, NIDEC had unused lines of credit amounting to ¥210,039 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2011 and 2012 is comprised of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Unsecured loans, representing obligations principally to banks and an insurance company Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011 Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012	¥305	¥255
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,447	100,347
Long-term capital lease obligations Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011 Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012	2,191	1,308

	102,943	101,910
Less—Current portion due within one year	(1,124)	(674)

	¥101,819	¥101,236

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Principal amount	¥100,000	¥100,000
Unamortized premium	447	347

Total	¥100,447	¥100,347

The yen denominated Zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of face value on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share is ¥10,626 and the number of convertible shares is 9,410,878 as of March 31, 2012. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds are puttable by the holder if certain events occur such as exercising their option to require the NIDEC to redeem its bonds on September 20, 2013, upon occurrence of a corporate event including a merger event, asset transfer event, corporate split event or a delisting event.

The bonds are also callable by NIDEC if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2013	¥674
2014	343
2015	188
2016	100,492
2017	58
2018 and thereafter	¥155

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2012 and 2011.

Other current liabilities	12 Months Ended
Mar. 31, 2012
Other current liabilities

12. Other current liabilities:

Other current liabilities as of March 31, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2011	2012
Income taxes payable	¥8,117	¥5,802
Payable for property, plant and equipment	6,011	11,734
Other	4,767	17,214

	¥18,895	¥34,750

“Other” primarily consists of deferred tax liabilities.

Pension and severance plans	12 Months Ended
Mar. 31, 2012
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2011 and 2012, the Company and certain subsidiaries in Japan changed pension and severance plans as follows:

•	Shifting a portion of NIDEC’s defined benefit plan to defined contribution plan in accordance with the Defined Contribution Pension Act in Japan.

•	Modified the terms of the defined benefit plan.

According to the changes, gains and loss from curtailments and settlements and prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥18,951	¥15,455
Service cost	949	983
Interest cost	253	213
Actuarial loss	634	337
Acquisition and other	—	691
Plan amendment	(841)	(625)
Curtailments	(442)	(221)
Settlements	(2,844)	(1,304)
Benefits paid	(1,205)	(1,274)

	15,455	14,255

Change in plan assets:
Fair value of plan assets at beginning of year	7,976	7,699
Actual return on plan assets	95	330
Employer contribution	2,741	677
Plan amendment	(109)	—
Settlements	(2,348)	(1,043)
Benefits paid	(656)	(567)

Fair value of plan assets at end of year	7,699	7,096

Funded status	¥(7,756)	¥(7,159)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥7,756	¥7,159

Net amounts recognized	¥7,756	¥7,159

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2011	2012
Actuarial loss	¥(2,880)	¥(2,243)
Prior service credit	1,145	1,559

Pension liability adjustments, pre-tax	¥(1,735)	¥(684)

The accumulated benefit obligations for all defined benefit pension plans were ¥14,808 million and ¥14,002 million for the years ended March 31, 2011 and 2012, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥15,454	¥14,255
Accumulated benefit obligations	14,808	14,002
Fair value of plan assets	¥7,699	¥7,096

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31
	2011	2012
Discount rate	1.6%	1.6%
Rate of compensation increase	2.2%	2.3%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	1.8%	1.8%	1.6%
Expected return on plan assets	1.8%	2.3%	2.3%
Rate of compensation increase	2.4%	2.3%	2.2%

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥1,155	¥949	¥983
Interest cost	331	253	213
Expected return on plan assets	(120)	(165)	(134)
Amortization of net actuarial loss	165	106	120
Amortization of prior service credit	(62)	(135)	(171)
(Gains) losses from curtailments and settlements	—	(249)	296

Net periodic pension cost	¥1,469	¥759	¥1,307

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2013 are ¥147 million and ¥124 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,002	¥5,661
Service cost	321	441
Interest cost	206	230
Actuarial (gain) loss	(43)	287
Acquisition and other	789	—
Foreign currency exchange rate changes	(439)	(254)
Benefits paid	(175)	(246)

	5,661	6,119

Change in plan assets:
Fair value of plan assets at beginning of year	435	593
Actual return on plan assets	57	37
Employer contribution	179	50
Foreign currency exchange rate changes	(30)	(12)
Benefits paid	(48)	(105)

Fair value of plan assets at end of year	593	563

Funded status	¥(5,068)	¥(5,556)

Amounts included in the consolidated balance sheet are comprised of:

	000000000	000000000
	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥5,068	¥5,556

Net amounts recognized	¥5,068	¥5,556

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Actuarial gain	¥301	¥(195)

Pension liability adjustments, pre-tax	¥301	¥(195)

The accumulated benefit obligations for all defined benefit pension plans were ¥5,441 million and ¥5,882 million for the years ended March 31, 2011 and 2012, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥5,661	¥6,119
Accumulated benefit obligations	5,441	5,882
Fair value of plan assets	¥593	¥563

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	00000000	00000000
	March 31
	2011	2012
Discount rate	5.7%	4.9%
Rate of compensation increase	2.9%	3.0%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	6.0%	4.8%	5.7%
Expected return on plan assets	2.3%	2.0%	4.4%
Rate of compensation increase	2.5%	2.5%	2.9%

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥221	¥321	¥441
Interest cost	212	206	230
Expected return on plan assets	(16)	(90)	(48)
Amortization of net actuarial (gain) loss	(39)	5	(2)

Net periodic pension cost	¥378	¥442	¥621

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2013 is ¥31 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enable NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensure that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 7% is invested in equity securities, approximately 8% is invested in debt securities, and approximately 85% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

NIDEC expects to contribute approximately ¥671 million to its defined benefit plans for the year ending March 31, 2013.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2013	¥812	¥336
2014	784	293
2015	795	383
2016	791	430
2017	722	370
Years 2018-2022	¥4,049	¥2,791

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥203 million, ¥206 million and ¥252 million for the years ended March 31, 2010, 2011 and 2012, respectively. NIDEC expects to contribute approximately ¥162 million for the year ending March 31, 2013.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥340 million, ¥982 million and ¥1,533 million for the years ended March 31, 2010, 2011 and 2012, respectively. NIDEC expects to contribute approximately ¥1,600 million for the year ending March 31, 2013.

Other long-term liabilities	12 Months Ended
Mar. 31, 2012
Other long-term liabilities

14. Other long-term liabilities:

Other long-term liabilities as of March 31, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2011	2012
Deferred tax liabilities	¥3,430	¥2,943
Unrecognized tax benefits, accrued interest and penalty*	9,595	2,163
Other	3,196	3,373

	¥16,221	¥8,479

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”

Equity	12 Months Ended
Mar. 31, 2012
Equity

15. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥102,889 million and ¥109,970 million for the years ended March 31, 2011 and 2012, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2012 includes amounts representing final cash dividends of ¥6,158 million, ¥45 per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the years ended March 31, 2011 and 2012. In accordance with the resolution, NIDEC repurchased 670,900 shares of treasury stock for the aggregate cost of ¥4,835 million and 1,645,800 shares of treasury stock for the aggregate cost of ¥10,148 million during years ended March 31, 2011 and 2012. NIDEC owned 6,593,647 shares, or ¥32,285 million and 8,240,496 shares, or ¥42,440 million of treasury stock repurchased for the years ended March 31, 2011 and 2012, which were restricted regarding the payment of cash dividend. On October 1, 2010, the Company made the Nidec Servo Corporation (“NSRV”) a wholly owned subsidiary by way of share exchange transaction. The Company allocated 721,534 shares of its common stock held in treasury, for the share exchange transaction. As a result of this share exchange transaction the Company’s interests in NSRV increased from 64.9% to 100%.

Retained earnings relating to equity in undistributed earnings reflect ¥197 million, ¥189 million and ¥190 million of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2010, 2011 and 2012.

The Company purchased additional interests in major subsidiaries from each noncontrolling interest. These purchases of additional interests were primarily related to the Nidec Sankyo Corporation (“NSNK”) and the Nidec Copal Corporation (“NCPL”). As a result, these capital transactions primarily increased the Company’s interests in NSNK and NCPL from 76.7% and 64.8% to 77.4% and 66.0%, respectively.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains and losses realized in net income	99	(68)	31
Reclassification adjustments for prior service credit and cost realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains and losses realized in net income	688	(282)	406
Reclassification adjustments for prior service credit and cost realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax Amount
For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes

16. Income taxes:

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥18,046	¥22,311	¥46,181
Foreign subsidiaries	57,925	59,655	24,675

	¥75,971	¥81,966	¥70,856

The provision for income taxes consists of the following:

	0000000	0000000	0000000
	Yen in millions
	For the year ended March 31
	2010	2011	2012
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥9,267	¥14,033	¥(1,216)
Foreign subsidiaries	9,041	8,772	7,184

Total current	18,308	22,805	5,968

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	198	(3,861)	13,043
Foreign subsidiaries	(938)	(635)	(210)

Total deferred	(740)	(4,496)	12,833

Total provision	¥17,568	¥18,309	¥18,801

NIDEC is subject to a number of different income taxes, which, in the aggregate, indicate a statutory rate in Japan of approximately 41.0% in 2010, 2011 and 2012. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	000000	000000	000000
	For the year ended March 31
	2010	2011	2012
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(23.4)	(22.4)	(16.1)
Tax (benefit) on undistributed earnings	3.3	(0.1)	5.1
Valuation allowance	0.4	(1.7)	4.1
Liabilities for unrecognized tax benefits	3.4	5.3	(10.5)
Accumulated earnings tax of foreign subsidiaries	(0.1)	0.3	0.0
Changes in Japanese income tax rates	—	—	1.4
Other	(1.5)	(0.1)	1.5

Effective income tax rate	23.1%	22.3%	26.5%

The effective income tax rate increased 4.2 percentage points from 22.3% for the year ended March 31, 2011 to 26.5% for the year ended March 31, 2012. The main reasons for the increase were the net impact of a decrease in tax benefit in foreign subsidiaries, an increase in tax (benefit) on undistributed earnings, an increase in valuation allowance and a decrease in liabilities for unrecognized tax benefits. The decrease in tax benefit in foreign subsidiaries was mainly due to the decreases in profit of the Thailand subsidiaries. The decrease in liabilities for unrecognized tax benefits resulted from the application to transactions between Nidec Corporation and Nidec Electronics (Thailand) Co., Ltd. of a transfer pricing method that was provisionally agreed to in a bilateral advance pricing arrangement between the tax authorities. The influence of tax benefit in foreign subsidiaries occurred mainly in Thailand, the Philippines and China.

On November 30, 2011, the Japanese National Diet approved various changes to the calculation of the statutory local income tax for companies, effective April 1, 2012. As a result, the normal statutory corporate income tax rate in Japan was reduced from approximately 41.0% to approximately 38.0% from April 1, 2012, and further to approximately 36.0% from April 1, 2015. The statutory tax rate used for calculating deferred tax assets and deferred tax liabilities, where temporary differences would be realized after April 1, 2012, was accordingly reduced from approximately 41.0% to approximately 38.0% or approximately 36.0%, as applicable.

Tax benefit in foreign subsidiaries primarily relates to income sourced from foreign subsidiaries mainly in Thailand and the Philippines.

In Thailand, NIDEC received privileges under the promotional certificates issued in December 2006 and March 2010. Under these privileges, NIDEC received an exemption from corporate income tax for a period of seven to eight years from the date of commencement of certain revenue-generating activities identified by the promotional certificate.

In the Philippines, NIDEC received certain tax incentives in April 2007, which included an income tax holiday for four years. This income tax holiday will be extended more for two years. In September 2011 NIDEC received another income tax holiday of a new project for four years.

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Aggregate amounts of tax holidays	¥6,979	¥6,839	¥4,023

	Yen
Per share—basic	¥50.10	¥49.13	¥29.26

Diluted	¥50.10	¥47.44	¥27.38

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Inventories	¥2,474	¥3,650
Property, plant and equipment	6,894	7,570
Accrued bonus	2,497	2,324
Accrued enterprise tax	252	317
Pension and severance plans	4,617	3,677
Operating loss carryforwards for tax purposes	5,000	6,672
Foreign tax credit	7,222	7,880
Accrued vacation	859	949
Accrued expenses	1,550	1,839
Other	1,485	1,903

Gross deferred tax assets	32,850	36,781
Less—Valuation allowance	(6,235)	(9,786)

Net deferred tax assets	26,615	26,995

Deferred tax liabilities:
Basis difference of acquired assets	(2,672)	(3,613)
Undistributed earnings not permanently reinvested	(2,428)	(6,097)
Marketable securities	(1,401)	(125)
Intangible assets	(1,207)	(1,068)
Transfer pricing adjustments	—	(9,363)
Other	(254)	(1,172)

Gross deferred tax liabilities	(7,962)	(21,438)

Net deferred tax assets	¥18,653	¥5,557

Operating loss carryforwards for tax purposes of consolidated subsidiaries on March 31, 2012 amounted to approximately ¥22,138 million and are available as an offset against future taxable income of such subsidiaries.

With the exception of ¥4,712 million with no expiration period, total available operating loss carryforwards expire at various dates primarily up to 9 years.

The valuation allowance mainly relates to deferred tax assets of consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2010	2011	2012
Valuation allowance at beginning of year	¥(7,026)	¥(7,606)	¥(6,235)
Additions	(1,693)	(1,535)	(3,490)
Deductions	1,113	2,906	1,581
Impact of acquisition of companies	—	—	(1,642)

Valuation allowance at end of year	¥(7,606)	¥(6,235)	¥(9,786)

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Other current assets	¥6,963	¥7,314
Other non-current assets	15,526	8,352
Deferred tax liabilities:
Other current liabilities	(406)	(7,166)
Other long-term liabilities	(3,430)	(2,943)

Net deferred tax assets	¥18,653	¥5,557

Management of NIDEC intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. As a result, no deferred tax liability has been recorded on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future, aggregating ¥113,808 million as of March 31, 2012. NIDEC estimates an additional deferred tax liability of ¥11,741 million would be required at such time if the full amount of these accumulated earnings were expected to be remitted.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	March 31,
	2010	2011	2012
Balance at April 1	¥2,374	¥4,887	¥9,199
Additions for tax positions of the current year	2,944	4,312	1,766
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—
Settlements	—	—	(9,199)

Balance at March 31	¥4,887	¥9,199	¥1,766

Total amount of unrecognized tax benefits that would reduce the effective tax rate, if recognized, is ¥1,766 million.

During the year ended March 31, 2012, the relevant tax authorities of Japan and Thailand reached a provisional agreement on a bilateral APA, for which NIDEC had submitted requests with respect to certain intercompany transactions between related parties in Japan and Thailand. NIDEC decided to accept the transfer pricing method provisionally agreed to between these tax authorities. The additional provision for income taxes arising in connection with the transfer pricing adjustment on a consolidated basis was accrued as the unrecognized tax benefit.

Although NIDEC believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. A significant change to the unrecognized tax benefits might occur within the next twelve months. NIDEC does not expect that such change will have a significant impact on consolidated results of operations and financial position.

NIDEC recognizes interest and penalties related to unrecognized tax benefits as a component of other, net in the consolidated statements of income. The interest and penalties for the fiscal year ended March 31, 2010, 2011 and 2012, respectively, had no material impact on its consolidated results of operations. The total gross accrued interest and penalty were ¥396 million and ¥396 million at March 31, 2011 and 2012, respectively.

NIDEC remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2005, with various tax jurisdictions including Japan.

Reconciliation of the differences between basic and diluted earnings per share	12 Months Ended
Mar. 31, 2012
Reconciliation of the differences between basic and diluted earnings per share

17. Reconciliation of the differences between basic and diluted earnings per share:

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2010:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥53,614	139,291	¥384.91
Loss on discontinued operations attributable to Nidec Corporation	(1,653)	139,291	(11.87)
Net income attributable to Nidec Corporation	51,961	139,291	373.04

Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	53,614	139,291	384.91
Loss on discontinued operations attributable to Nidec Corporation	(1,653)	139,291	(11.87)
Net income attributable to Nidec Corporation	¥51,961	139,291	¥373.04

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥56,536	139,216	¥406.10
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	139,216	(30.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91

Effect of dilutive securities
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	56,507	144,166	391.96
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	144,166	(29.16)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80

For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	46,242	137,490	336.33
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	137,490	(40.08)
Net income attributable to Nidec Corporation	40,731	137,490	296.25

Effect of dilutive securities
Zero coupon convertible bonds	(55)	9,411
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	46,187	146,901	314.41
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	146,901	(37.52)
Net income attributable to Nidec Corporation	¥40,676	146,901	¥276.89

NIDEC has no dilutive securities outstanding for the year ended March 31, 2010, therefore there is no difference between basic and diluted income attributable to Nidec Corporation per share.

Derivatives	12 Months Ended
Mar. 31, 2012
Derivatives

18. Derivatives:

NIDEC manages the exposures to fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purpose. NIDEC is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

Cash flow hedges

NIDEC uses foreign exchange forward contracts and commodities agreements designated as cash flow hedges to protect against foreign exchange rate risks and commodity prices risks inherent in its forecasted transactions related to purchase commitments.

Derivatives not designated as hedges

NIDEC uses derivatives such as foreign exchange forward contracts and interest rate currency swaps to protect against foreign exchange rate risks and interest rate risks. NIDEC is unable or has elected not to apply hedge accounting to some of these derivatives. The changes in the fair value of these contracts are recorded in ‘Other income (expense)’.

The Contractual Amounts Outstanding of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2011	March 31, 2012
Foreign exchange forward contracts	¥2,930	¥7,609
Commodity futures	1,964	3,102

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2011	March 31, 2012
Interest rate currency swap agreements	¥24	¥—

Fair Values of Derivative Instruments

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Foreign exchange forward contracts	Other current assets	¥477	¥165
Commodity futures	Other current assets	179	22

Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Foreign exchange forward contracts	Other current liabilities	¥—	¥—
Commodity futures	Other current liabilities	—	44

Derivatives not designated as hedging instruments are as follows:

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Interest rate currency swap agreements	Other current liabilities	¥2	¥—

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Foreign exchange forward contracts	¥—	¥152	¥(68)
Commodity futures	—	67	(78)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2010	2011	2012
Foreign exchange forward contracts	Cost of sales	¥—	¥55	¥17
Commodity futures	Cost of sales	—	64	(196)

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2012.

A net gain of ¥51 million in accumulated other comprehensive income at March 31, 2012 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2012, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 21 months.

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2010	2011	2012
Foreign exchange forward contracts	Other, net	¥0	¥2	¥—
Interest rate currency swap agreements	Other, net	2	(1)	2

Fair Value	12 Months Ended
Mar. 31, 2012
Fair Value

19. Fair Value:

Under Statement of ASC 820, “Fair Value Measurements and Disclosures”, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect NIDEC’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs (other than quoted prices) that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 inputs are unobservable inputs for the asset or liability.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities that are measured at Fair Value on a Recurring Basis:

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	¥187	¥22	¥165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

Level 1 marketable equity securities and derivatives including commodity futures are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 derivatives including foreign exchange contracts are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates, and interest rates.

Fair value of financial instruments:

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2011		March 31, 2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥94,321	¥94,321	¥130,290	¥130,290
Short-term investments	2,745	2,745	7,810	7,810
Short-term loan receivable	141	141	119	119
Long-term loan receivable	241	243	85	86
Short-term borrowings	(52,018)	(52,018)	(59,608)	(59,608)
Commercial papers	—	—	(27,000)	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	¥(100,751)	¥(104,891)	¥(100,602)	¥(103,218)

The following are explanatory notes relating to the financial instruments.

Cash and cash equivalents, short-term investments (time deposits), short-term loans receivable and short-term borrowings: In the normal course of business, substantially all cash and cash equivalents, short-term loans receivable, short-term borrowings and commercial papers are highly liquid and are carried at amounts that approximate fair value.

Long-term loan receivable: NIDEC’s long-term loan receivable instruments are classified as Level 2 instruments. The fair value of long-term loans was estimated by discounting expected future cash flows.

Long-term debt: NIDEC’s long-term debt instruments are classified as Level 2 instruments. The fair value of bonds issued by NIDEC was estimated based on their market price which was influenced by, and corresponded to stock price. The fair value of long-term bank loans (including the current portion and excluding the capital lease obligation) was estimated based on the discounted amounts of future cash flows using NIDEC’s current incremental borrowing rates for similar liabilities.

Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions

20. Related party transactions:

As of March 31, 2012, the Chief Executive Officer (“CEO”) of the Company, a business entity indirectly owned by the CEO, and the CEO’s immediate family member held 8.8%, 4.0% and 1.9% of the outstanding shares of the Company, respectively.

In October 2010, the Company entered into a share exchange transaction with NSRV to make NSRV a wholly owned subsidiary of the Company. The Company allocated 721,534 shares of the Company’s common stock held in treasury into shareholders of NSRV except for the Company. The CEO was allocated 74,100 shares of the Company’s common stock held in treasury in exchange for shares of NSRV which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Lease commitments	12 Months Ended
Mar. 31, 2012
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2011	2012
Machinery and equipment	¥5,173	¥3,091
Other leased assets	195	112
Less—Accumulated amortization	(3,792)	(2,152)

	¥1,576	¥1,051

Amortization expenses under capital leases for the years ended March 31, 2010, 2011 and 2012 were ¥1,005 million, ¥1,039 million and ¥835 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥670
2014	318
2015	163
2016	118
2017	39
2018 and thereafter	34

Total minimum lease payments	1,342
Less—Amount representing interest	(34)

Present value of net minimum lease payments	1,308
Less—Current obligations	(652)

Long-term capital lease obligations	¥656

Rental expenses under operating leases for the years ended March 31, 2010, 2011 and 2012 were ¥1,674 million, ¥1,472 million and ¥1,526 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥1,481
2014	808
2015	395
2016	291
2017	462
2018 and thereafter	742

Total minimum future rentals	¥4,179

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2010, 2011 and 2012 were ¥317 million, ¥376 million and ¥373 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥367
2014	211
2015	—
2016	—
2017	—
2018 and thereafter	—

Total minimum future rentals	¥578

Flooding in Thailand	12 Months Ended
Mar. 31, 2012
Flooding in Thailand

22. Flooding in Thailand:

The flooding in Thailand that occurred in October 2011 caused water damage to buildings, machinery, and other property, plant and equipment as well as inventories at some of NIDEC’s subsidiaries. For the year ended March 31, 2012, NIDEC has recognized a loss of ¥17,269 million, which comprises ¥13,730 million for property, plant and equipment and ¥3,539 million for inventory associated with water damage.

NIDEC has insurance policies which cover certain damage directly caused by the flooding in Thailand for NIDEC. The insurance policies cover the damage associated with fixed assets and inventories. NIDEC has recognized insurance recoveries that exceed the loss of ¥17,269 million. As a result, the Company has recorded a net gain of ¥5,932 million in operating gain for the year ended March 31, 2012.

Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2012
Other commitments and contingencies, concentrations and factors that may affect future operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments -

Commitments outstanding at March 31, 2012 for the purchase of property, plant and equipment and other assets approximated ¥7,292 million.

Contingencies -

NIDEC has guaranteed approximately ¥86 million of bank loans for employees in connection with their housing costs at March 31, 2012. If an employee defaults on his/her loan payments, NIDEC would be liable under the guarantee. The maximum undiscounted amount of NIDEC’s obligation to make future payments in the event of defaults is approximately ¥86 million. The current carrying amount of the liabilities for NIDEC’s obligations under the guarantee is zero.

Concentration of risk -

NIDEC is dependent on a number of large customers for a substantial portion of NIDEC’s net sales. Sales to NIDEC’s two largest customers represented approximately 31%, 25% and 22% of consolidated net sales for the years ended March 31, 2010, 2011 and 2012, respectively. Sales to NIDEC’s largest customer were approximately 17%, 13% and 12% of consolidated net sales for the years ended March 31, 2010, 2011 and 2012, respectively. Accounts receivable are financial instruments that expose NIDEC to a concentration of credit risk. At March 31, 2011, the two largest customers with outstanding accounts receivable balances totaled ¥31,283 million, or 20% of the gross accounts receivable, compared to ¥39,159 million, or 23% of the gross accounts receivable, at March 31, 2012. If any one or group of these customer’s receivable balances should be deemed uncollectable, it would have a materially adverse effect on NIDEC’s results of operations and financial condition.

Product warranty –

NIDEC guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for warranty cost are made based on historical warranty claim experience. The changes in product warranty liability for the years ended March 31, 2011 and 2012 are summarized as follows:

	Yen in millions
	March 31
	2011	2012
Balance at beginning of year	¥85	¥959
Addition	928	643
Utilization	(61)	(620)
Foreign exchange impact	7	(11)

Balance at end of year	¥959	¥971

Discontinued Operations	12 Months Ended
Mar. 31, 2012
Discontinued Operations

24. Discontinued Operations

As of September 30, 2009, NIDEC discontinued the semiconductor manufacturing equipment (“SME”) business included within the “Nidec Tosok” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products in the automobile parts and measuring equipment businesses, areas with more potential for growth than the SME business. Total exit costs were ¥1,835 million (net of tax ¥1,174 million), which includes an impairment loss of ¥230 million of goodwill, loss on disposal of inventories and fixed assets, and other closing costs.

As of March 31, 2011, NIDEC discontinued the specialty lens unit (“SLU”) business included within the “Nidec Copal” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products, areas with more potential for growth than the SLU business. The SLU business had been established during the year ended March 31, 2010. Total exit costs were ¥3,522 million (net of tax ¥2,410 million), which includes loss on disposal of inventories and fixed assets.

As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business, the tape drive and disk drive mechanism (“PGN”) business included within the “NSNK” reportable segment, and the compact digital camera lens unit (“CLU”) business included within the “NCPL” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products and areas with more potential for growth than the LAC, PGN and CLU businesses. Total exit costs of the LAC, PGN and CLU businesses were ¥5,800 million (net of tax ¥4,412 million), which includes an impairment loss of ¥2,045 million of goodwill, loss on disposal of inventories and fixed assets, and other closing costs.

The operating results of the SME, SLU, LAC, PGN and CLU businesses and exit costs with related taxes were recorded as “net loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”. All prior period information has been reclassified to be consistent with the current period presentation.

Operating results of discontinued operations for the year ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions
	For the year ended March 31, 2010
	SME Business	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥604	¥1,430	¥3,279	¥3,604	¥7,594	¥16,511

(Loss) income on discontinued operations before income taxes	¥(2,047)	¥(181)	¥(706)	¥(502)	¥420	¥(3,016)
Income taxes	760	11	(14)	(17)	69	809

(Loss) income on discontinued operations	¥(1,287)	¥(170)	¥(720)	¥(519)	¥489	¥(2,207)

	Yen in millions
	For the year ended March 31, 2011
	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥5,120	¥2,391	¥3,168	¥6,983	¥17,662
Loss on discontinued operations before income taxes	¥(4,571)	¥(1,409)	¥(663)	¥(369)	¥(7,012)
Income taxes	1,065	(289)	8	57	841

Loss on discontinued operations	¥(3,506)	¥(1,698)	¥(655)	¥(312)	¥(6,171)

	Yen in millions
	For the year ended March 31, 2012
	LAC business	PGN business	CLU business	Total
Net sales	¥1,576	¥1,365	¥2,674	¥5,615

Loss on discontinued operations before income taxes	¥(2,203)	¥(1,817)	¥(3,776)	¥(7,796)
Income taxes	(269)	129	168	28

Loss on discontinued operations	¥(2,472)	¥(1,688)	¥(3,608)	¥(7,768)

Segment information	12 Months Ended
Mar. 31, 2012
Segment information

25. Segment information:

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥203,845	¥196,265	¥176,932
Other small precision brushless DC motors	72,362	70,149	69,753
Brushless DC fans	32,651	33,801	30,327
Other small precision motors	18,023	18,883	28,174

Sub-total	326,881	319,098	305,186
General motors	73,381	137,251	178,214
Machinery	47,966	77,329	64,904
Electronic and optical components	94,545	107,693	95,580
Others	28,779	34,617	38,436

Consolidated total	¥571,552	¥675,988	¥682,320

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch, 2.5-inch, and 1.8-inch hard disk drives.

The “Other small precision brushless DC motors” group of products consists of brushless motors for many types of products, including optical disk drives, copiers, printers and fax machines.

The “Brushless DC fans” group of products consists of brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products.

The “Other small precision motors” group of products consists of vibration motors for mobile phones, brush DC motors for many types of products, and stepping motors.

The “General motors” group of products consists of motors which are used in automobiles, various electric household appliances and industrial equipment.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers and industrial robots.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, motor driven actuator units, processing and precision plastic mold products.

“Others” consists of auto parts, pivot assemblies, other components and other services.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2010, 2011 and 2012, and long-lived assets for the years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales:
Japan	¥245,977	¥295,376	¥260,470
U.S.A.	11,352	46,579	71,317
Singapore	33,673	28,015	40,595
Thailand	102,261	99,932	75,908
The Philippines	14,884	10,657	19,683
China	122,833	139,264	148,553
Other	40,572	56,165	65,794

Consolidated total	¥571,552	¥675,988	¥682,320

	Yen in millions
	For the year ended March 31
	2011	2012
Long-lived assets:
Japan	¥84,916	¥84,299
U.S.A.	17,897	15,650
Singapore	1,374	1,412
Thailand	39,810	33,476
The Philippines	11,779	11,691
China	43,342	47,260
Other	35,291	37,043

Consolidated total	¥234,409	¥230,831

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

NIDEC has changed segment reporting to align with changes in its management decision-making process for the six months ended September 30, 2011. Since September 2011, Nidec Component Technology Group previously included in the All Others segment has been included in the Nidec Electronics (Thailand) segment, as we aimed to enhance their hard disk drive motors businesses mainly in Thailand. Additionally, the Nidec Sole Motor group is no longer included in the Nidec Techno Motor segment but has been included in the Nidec Motor segment since April 2011.

All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts for the year ended March 31, 2010, 2011 and 2012.

The Nidec Corporation segment comprises Nidec Corporation in Japan, which primarily produces and sells hard disk drives spindle motors, DC motors, fans, and general motors for automobiles.

The Nidec Electronics (Thailand) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drive motors. This segment also includes other subsidiaries in Asia which produce components for hard disk drives.

The Nidec (Zhejiang) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drive motors.

The Nidec (Dalian) segment comprises Nidec (Dalian) Limited, a subsidiary in China, which primarily produces and sells DC motors and fans but excludes its general motors business for automobiles.

The Nidec Singapore segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drive motors, DC motors, fans, and pivot assemblies.

The Nidec (H.K.) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, and its consolidated subsidiaries, which primarily sells hard disk drive motors, DC motors and fans.

The Nidec Philippines segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produces and sells hard disk drive motors.

The Nidec Sankyo segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, and electronic parts.

The Nidec Copal segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Tosok segment comprises Nidec Tosok Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell automotive parts and machinery.

The Nidec Copal Electronics segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor segment comprises Nidec Techno Motor Holdings Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell general motors for home appliances and industrial use.

The Nidec Motor segment comprises Nidec Motor Holdings Corporation, a subsidiary in Japan, and its consolidated subsidiaries which primarily produce and sell general motors for home appliances and industrial use.

The Nidec Motors & Actuators segment comprises Nidec Motors & Actuators in France, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in China, which primarily produce and sell general motors for automobiles.

All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

NIDEC evaluates performance based on segmental profit and loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss is accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec (Dalian), Nidec Singapore, Nidec (H.K.), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore segmental data has not been prepared under U.S. GAAP on a basis that is consistent with the consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management, the principal differences that affect segmental operating income or loss are accounting for pension and severance costs, and leases. Our segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that the monthly segmental information is available on a timely basis, and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales to external customers:
Nidec Corporation	¥67,285	¥72,334	¥46,901
Nidec Electronics (Thailand)	90,907	86,086	64,226
Nidec (Zhejiang)	22,948	24,500	26,430
Nidec (Dalian)	6,976	4,218	4,269
Nidec Singapore	26,157	19,082	34,220
Nidec (H.K.)	51,390	55,724	50,748
Nidec Philippines	10,891	7,337	15,326
Nidec Sankyo	68,924	86,027	78,589
Nidec Copal	53,681	58,396	51,124
Nidec Tosok	23,345	29,745	33,358
Nidec Copal Electronics	24,954	30,553	29,098
Nidec Techno Motor	35,029	42,935	40,058
Nidec Motor	3,032	50,886	83,999
Nidec Motors & Actuators	32,186	38,371	44,748
All Others	54,768	69,402	78,268

Total	572,473	675,596	681,362
Adjustments *1	(921)	392	958

Consolidated total	¥571,552	¥675,988	¥682,320

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥176,100 million, ¥165,797 million, ¥151,253 million within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments for the year ended March 31, 2010, 2011 and 2012, respectively, that exceeded 10% of NIDEC’s net sales.

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales to other operating segments:
Nidec Corporation	¥77,125	¥74,406	¥100,064
Nidec Electronics (Thailand)	43,695	45,219	36,649
Nidec (Zhejiang)	6,028	6,618	3,617
Nidec (Dalian)	24,274	20,852	15,471
Nidec Singapore	390	451	448
Nidec (H.K.)	4,142	1,587	1,162
Nidec Philippines	28,019	28,504	24,390
Nidec Sankyo	395	556	396
Nidec Copal	2,357	2,632	2,318
Nidec Tosok	156	201	150
Nidec Copal Electronics	31	27	20
Nidec Techno Motor	818	889	952
Nidec Motor	—	—	30
Nidec Motors & Actuators	9,432	6,702	11,607
All Others	52,853	55,039	52,944

Total	249,715	243,683	250,218
Intersegment elimination	(249,715)	(243,683)	(250,218)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Operating income or loss:
Nidec Corporation	¥8,066	¥6,799	¥7,497
Nidec Electronics (Thailand)	23,227	21,473	15,027
Nidec (Zhejiang)	2,114	2,351	774
Nidec (Dalian)	4,808	2,658	431
Nidec Singapore	319	245	781
Nidec (H.K.)	661	564	359
Nidec Philippines	6,939	5,403	7,799
Nidec Sankyo	8,578	13,226	7,414
Nidec Copal	5,655	9,557	6,384
Nidec Tosok	2,825	4,009	3,140
Nidec Copal Electronics	2,422	4,969	4,194
Nidec Techno Motor	1,938	4,018	4,591
Nidec Motor	13	240	2,111
Nidec Motors & Actuators	553	1,274	3,126
All Others	11,450	16,184	11,177

Total	79,568	92,970	74,805

Consolidation adjustments mainly related to elimination of intersegment profits	639	1,455	2,794
Reclassification *1	(389)	(1,090)	(3,072)
U.S. GAAP adjustments and Others *2	(536)	(466)	(1,457)

	¥79,282	¥92,869	¥73,070

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
*2	Others is mainly from the amortization of capitalized assets related to business combinations.

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Depreciation:
Nidec Corporation	¥1,941	¥1,072	¥995
Nidec Electronics (Thailand)	5,721	6,569	5,085
Nidec (Zhejiang)	1,357	1,430	1,231
Nidec (Dalian)	529	780	802
Nidec Singapore	78	79	70
Nidec (H.K.)	3	7	6
Nidec Philippines	2,717	2,734	2,598
Nidec Sankyo	3,957	3,830	3,715
Nidec Copal	3,340	3,990	3,115
Nidec Tosok	1,768	2,119	2,660
Nidec Copal Electronics	1,325	1,254	1,150
Nidec Techno Motor	1,854	1,676	1,491
Nidec Motor	99	2,914	3,892
Nidec Motors & Actuators	1,494	1,383	1,423
All Others	4,188	4,150	4,297

Total	30,371	33,987	32,530
U.S. GAAP adjustments *1 and Others *2	(1,186)	(1,006)	(1,019)

Consolidated total	¥29,185	¥32,981	¥31,511

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions
	For the year ended March 31
	2011	2012
Segment assets:
Nidec Corporation	¥447,220	¥488,939
Nidec Electronics (Thailand)	76,327	107,523
Nidec (Zhejiang)	17,197	15,267
Nidec (Dalian)	20,524	19,119
Nidec Singapore	8,278	23,886
Nidec (H.K.)	16,262	17,345
Nidec Philippines	25,220	31,530
Nidec Sankyo	104,650	99,089
Nidec Copal	66,813	70,809
Nidec Tosok	36,682	38,035
Nidec Copal Electronics	34,641	35,517
Nidec Techno Motor	41,666	33,846
Nidec Motor	75,017	72,846
Nidec Motors & Actuators	32,703	43,053
All Others	104,818	127,875

Total	1,108,018	1,224,679
Elimination of intersegment assets, net of taxes	(450,539)	(510,192)
Intangible assets and other fair value adjustments	13,990	11,809
Goodwill	82,107	80,525
U.S.GAAP adjustments and Others *1	(5,371)	(6,420)

Consolidated total	¥748,205	¥800,401

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2011	2012
Expenditure for segment assets:
Nidec Corporation	¥2,237	¥426
Nidec Electronics (Thailand)	10,163	11,152
Nidec (Zhejiang)	931	255
Nidec (Dalian)	2,156	967
Nidec Singapore	7	11
Nidec (H.K.)	19	5
Nidec Philippines	3,349	1,584
Nidec Sankyo	3,777	3,980
Nidec Copal	5,811	6,151
Nidec Tosok	2,586	1,944
Nidec Copal Electronics	1,741	1,413
Nidec Techno Motor	1,213	1,733
Nidec Motor	2,605	1,993
Nidec Motors & Actuators	1,287	1,471
All Others	4,356	4,124

Total	42,238	37,209
Reconciliation *1	12,772	4,237

Consolidated total	¥55,010	¥41,446

*1	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.

NIDEC did not have significant non-cash items other than depreciation in reported profit. Equity in earnings of affiliates were not allocated to the segments in the financial information report available and were not regularly reviewed by NIDEC’s chief operating decision maker. Intersegment sales were made at prices that approximate current market value.

Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent events

26. Subsequent events:

Dividends for the fiscal year ended March 31, 2012

Subsequent to March 31, 2012, the Company’s Board of Directors declared a cash dividend of ¥6,158 million payable on June 5, 2012 to stockholders as of March 31, 2012.

Completion of Acquisition of The Minster Machine Company

On April 2, 2012, Nidec-Shimpo Corporation, the Company’s wholly owned subsidiary, acquired all of the voting rights in The Minster Machine Company (“Minster”).

1) Purpose of transaction	Minster is a leading U.S. manufacturer of medium-sized and large-sized high-speed, high-rigidity press machines and large-sized press machines for dies for motor parts, which would be included in NIDEC’s “machinery” product category. Following the acquisition, NIDEC continues to pursue NIDEC’s group-wide growth strategy by seeking to increase sales by expanding our business not only in NIDEC’s existing electronic parts market but also in wider markets, including the beverage can and automobile parts markets.

2) Funds for transaction	Own funds

Completion of Acquisition of Ansaldo Sistemi Industriali S.p.A.

On May 31, 2012, NIDEC acquired all of the voting rights in Ansaldo Sistemi Industriali S.p.A., an Italian company, from HVEASI Holding, B.V. (Netherlands), a privately owned company affiliated with Patriarch Partners, LLC, and entered into a share purchase agreement with HVEASI Holding, B.V. (Netherlands).

1) Purpose of transaction	Through this transaction, NIDEC aims to accelerate the global expansion of NIDEC’s industrial motor business, which is a part of the general motor business where NIDEC has increasingly focused NIDEC’s efforts as one of the principal growth areas, by gaining sales platforms in markets where NIDEC currently does not have significant sales and by expanding NIDEC’s product offerings to include a wider range of products that are currently not in NIDEC’s product portfolio.

2) Funds for transaction	Own funds

A Share Exchange Agreement to Make Nidec Sankyo Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 24, 2012, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Sankyo Corporation (“NSNK”) to make NSNK a wholly owned subsidiary, and entered into a share exchange agreement with NSNK on the same day.

1) Reason for the share exchange	The Company and NSNK have determined that, in order for NSNK to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NSNK produce better results, and an operational structure be established where NSNK is fully integrated with the Company to achieve better performance.

2) Share exchange procedure and effective date	The Share Exchange will become effective on October 1, 2012, per approval of NSNK’s shareholders at the ordinary general meeting held on June 18, 2012. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3) Ratio applied to the allocation of shares

For each share of NSNK common stock, 0.068 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NSNK.

4) Number of shares of the Company allocated in the share exchange	The Company expects to allocate 3,175,755 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

Quarterly Financial Data for the year ended March 31, 2012: (Unaudited)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data for the year ended March 31, 2012: (Unaudited)

27. Quarterly Financial Data for the year ended March 31, 2012: (Unaudited)

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥176,634	¥180,657	¥157,442	¥167,587	¥682,320
Income from continuing operations before income taxes	18,260	16,327	14,206	22,063	70,856
Net income attributable to Nidec Corporation	¥12,210	¥10,319	¥9,125	¥9,077	¥40,731

Net income attributable to Nidec Corporation per share:
Basic	88.20	74.86	66.68	66.34	296.25
Diluted	82.49	69.98	62.30	61.98	276.89

Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.

Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2012
Estimates

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment and Change in Accounting Estimate

Property, plant and equipment and Change in Accounting Estimate -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense in the year incurred. Effective April 1, 2011, NIDEC changed the depreciation method from the declining-balance method to the straight-line method as a result of taking business situation into consideration.

NIDEC believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. Under the new provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated as a change in accounting estimate. The effect of the change in depreciation method has been reflected on a prospective basis beginning April 1, 2011, and prior period results were not restated. The change in depreciation methods caused an increase in Income from continuing operations before income taxes by ¥1,241 million, Income from continuing operations by ¥813 million and Earning per share by ¥5.92 respectively for the year ended March 31, 2012.

Depreciation of property, plant and equipment is mainly computed on the straight-line method at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 3 to 18 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥29,185 million, ¥32,981 million, and ¥31,511 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Lease

Lease -

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include patent rights, proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for patent rights, proprietary technology, customer relationships and software are 9 years, 11 years, 19 years and 5 years, respectively.

Long-lived assets

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, general motors and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns.

Research and development expenses

Research and development expenses-

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥156 million, ¥246 million, and ¥228 million for the years ended March 31, 2010, 2011 and 2012, respectively.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of income and cash flows for the years ended March 31, 2010 and 2011 to conform to the current year presentation.

As of September 30, 2009, NIDEC discontinued its semiconductor manufacturing equipment business. The results of the semiconductor manufacturing equipment business were previously recorded in the Nidec Tosok reporting segments. As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. As of March 31, 2012, NIDEC discontinued its lens actuator business and its tape drive and disk drive mechanism business included within the Nidec Sankyo reportable segment, and its compact digital camera lens unit business included within the Nidec Copal reportable segment. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

Accounting Changes

As of April 1, 2011, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 350 “Intangibles—Goodwill and Other” updated by Accounting Standards Update (ASU) No. 2010-28 “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of April 1, 2011, NIDEC adopted FASB ASC 805 “Business Combinations” updated by ASU No.2010-29 “Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 requires a public entity that enters into business combination(s) to disclose pro forma revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU2010-29 is a provision for disclosure. The adoption of ASU2010-29 did not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

As of January 1, 2012, NIDEC adopted FASB ASC 820 “Fair Value Measurement” updated by ASU No.2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. The adoption of this standard did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

Recent Accounting Pronouncements to be adopted in future periods

Recent Accounting Pronouncements to be adopted in future periods

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the consolidated statement of changes in equity and requires an entity to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. Additionally, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” which indefinitely defers the requirement in ASU 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. Early adoption is permitted. These standards are provisions for disclosure. The adoption of these standards will not have any impact on NIDEC’s consolidated financial position, results of operations or liquidity.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option of performing a qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. NIDEC is currently evaluating the potential impact of adopting ASU 2011-08 on its consolidated financial position, results of operations or liquidity.

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2011		2012
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥934	¥422	¥1,047	¥745
Proprietary technology	1,785	744	1,690	870
Customer relationships	16,670	2,336	16,114	3,150
Software	8,556	3,830	10,879	5,242
Other	2,787	954	3,048	1,201

Total	¥30,732	¥8,286	¥32,778	¥11,208

Schedule of Expected Amortization Expense

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2013	¥3,071
2014	2,770
2015	2,359
2016	2,094
2017	1,734

Goodwill by Reportable Segment

The carrying amounts of goodwill by operating reportable segment as of March 31, 2011 and 2012 are as follows.

	Yen in millions
	March 31,
	2011	2012
Nidec Electronics (Thailand)	¥6,181	¥6,109
Nidec (Zhejiang)	922	912
Nidec Sankyo	27,459	26,100
Nidec Copal	17,148	16,462
Nidec Tosok	1,107	1,107
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	11,984
Nidec Motors & Actuators	4,886	4,737
All Others	3,810	4,504

	¥82,107	¥80,525

Schedule of Goodwill

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥6,842	¥—	¥—	¥(661)	¥6,181
Nidec (Zhejiang)	976	—	—	(54)	922
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	—	—	(10)	2,049
Nidec Motor	1,088	11,511	—	(615)	11,984
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	3,706	—	—	104	3,810

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	82,694	694	—	(231)	83,157

Accumulated impairment losses:
Nidec Sankyo	(357)	—	(1,359)	—	(1,716)
Nidec Tosok	(230)	—	—	—	(230)
Nidec Copal	—	—	(686)	—	(686)

	(587)	—	(2,045)	—	(2,632)

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525

Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Cash paid during the fiscal year for:
Income taxes	¥11,504	¥22,088	¥8,197
Interest	706	372	327
Non-cash investing and financing activities:
Capital leasing receivables	—	—	31
Capital lease obligations	602	1,022	214
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	1,186	—
—Change in treasury stock	—	3,002	—

Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2012
Allowance for Doubtful Accounts

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions
	2010	2011	2012
Allowance for doubtful accounts at April 1	¥2,311	¥1,830	¥1,013
Provision for doubtful accounts, net of reversal	31	26	30
Write-offs	(492)	(912)	(30)
Translation adjustment and other	(20)	69	(11)

Allowance for doubtful accounts at March 31	¥1,830	¥1,013	¥1,002

Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Inventory, Current

Inventories consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Finished goods	¥39,477	¥40,069
Raw materials	23,303	25,363
Work in process	23,405	21,512
Project in progress	1,108	850
Supplies and other	3,084	3,659

	¥90,377	¥91,453

Other current assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Deferred tax assets (Note 16)	¥6,963	¥7,314
Other receivable	6,676	10,802
Time deposit	2,745	7,810
Other	6,438	9,156

	¥22,822	¥35,082

“Other” primarily consists of Advance Payments Trade and prepaid expenses.

Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2012
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,768	¥6,207	¥352	¥14,623
Held-to-maturity
Japanese government debt securities	200	3	—	203

	¥8,968	¥6,210	¥352	¥14,826

Securities not practicable to fair value
Equity securities	¥515

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,633	¥5,610	¥192	¥14,051
Held-to-maturity
Japanese government debt securities	301	1	—	302

	¥8,934	¥5,611	¥192	¥14,353

Securities not practicable to fair value
Equity securities	¥466

Unrealized Loss Position Investments

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,643	¥282	¥241	¥70

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,103	¥92	¥770	¥100

Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Other Assets, Noncurrent

Other non-current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Intangible assets *	¥24,292	¥23,325
Deferred tax assets	15,526	8,352
Other	2,848	2,509

	¥42,666	¥34,186

Notes:

*	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”

Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Short-term Debt

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Loans, principally from banks with average interest at March 31, 2011 and 2012 of 0.19% and 0.22% per annum, respectively	¥52,018	¥59,608
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	—	27,000

	¥52,018	¥86,608

Schedule of Long-term Debt Instruments

Long-term debt at March 31, 2011 and 2012 is comprised of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Unsecured loans, representing obligations principally to banks and an insurance company Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011 Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012	¥305	¥255
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,447	100,347
Long-term capital lease obligations Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011 Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012	2,191	1,308

	102,943	101,910
Less—Current portion due within one year	(1,124)	(674)

	¥101,819	¥101,236

Schedule of Maturities of Long-term Debt

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2013	¥674
2014	343
2015	188
2016	100,492
2017	58
2018 and thereafter	¥155

Yen Denominated zero coupon convertible bonds due 2015
Schedule of Long-term Debt Instruments

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Principal amount	¥100,000	¥100,000
Unamortized premium	447	347

Total	¥100,447	¥100,347

Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Current Liabilities

Other current liabilities as of March 31, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2011	2012
Income taxes payable	¥8,117	¥5,802
Payable for property, plant and equipment	6,011	11,734
Other	4,767	17,214

	¥18,895	¥34,750

Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Allocation of Plan Assets

Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

Schedule of Expected Benefit Payments

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2013	¥812	¥336
2014	784	293
2015	795	383
2016	791	430
2017	722	370
Years 2018-2022	¥4,049	¥2,791

Japanese plans
Schedule of Net Funded Status

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥18,951	¥15,455
Service cost	949	983
Interest cost	253	213
Actuarial loss	634	337
Acquisition and other	—	691
Plan amendment	(841)	(625)
Curtailments	(442)	(221)
Settlements	(2,844)	(1,304)
Benefits paid	(1,205)	(1,274)

	15,455	14,255

Change in plan assets:
Fair value of plan assets at beginning of year	7,976	7,699
Actual return on plan assets	95	330
Employer contribution	2,741	677
Plan amendment	(109)	—
Settlements	(2,348)	(1,043)
Benefits paid	(656)	(567)

Fair value of plan assets at end of year	7,699	7,096

Funded status	¥(7,756)	¥(7,159)

Schedule of Amounts Recognized in Balance Sheet

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥18,951	¥15,455
Service cost	949	983
Interest cost	253	213
Actuarial loss	634	337
Acquisition and other	—	691
Plan amendment	(841)	(625)
Curtailments	(442)	(221)
Settlements	(2,844)	(1,304)
Benefits paid	(1,205)	(1,274)

	15,455	14,255

Change in plan assets:
Fair value of plan assets at beginning of year	7,976	7,699
Actual return on plan assets	95	330
Employer contribution	2,741	677
Plan amendment	(109)	—
Settlements	(2,348)	(1,043)
Benefits paid	(656)	(567)

Fair value of plan assets at end of year	7,699	7,096

Funded status	¥(7,756)	¥(7,159)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥7,756	¥7,159

Net amounts recognized	¥7,756	¥7,159

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2011	2012
Actuarial loss	¥(2,880)	¥(2,243)
Prior service credit	1,145	1,559

Pension liability adjustments, pre-tax	¥(1,735)	¥(684)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥15,454	¥14,255
Accumulated benefit obligations	14,808	14,002
Fair value of plan assets	¥7,699	¥7,096

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥1,155	¥949	¥983
Interest cost	331	253	213
Expected return on plan assets	(120)	(165)	(134)
Amortization of net actuarial loss	165	106	120
Amortization of prior service credit	(62)	(135)	(171)
(Gains) losses from curtailments and settlements	—	(249)	296

Net periodic pension cost	¥1,469	¥759	¥1,307

Japanese plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31
	2011	2012
Discount rate	1.6%	1.6%
Rate of compensation increase	2.2%	2.3%

Japanese plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	1.8%	1.8%	1.6%
Expected return on plan assets	1.8%	2.3%	2.3%
Rate of compensation increase	2.4%	2.3%	2.2%

Foreign plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,002	¥5,661
Service cost	321	441
Interest cost	206	230
Actuarial (gain) loss	(43)	287
Acquisition and other	789	—
Foreign currency exchange rate changes	(439)	(254)
Benefits paid	(175)	(246)

	5,661	6,119

Change in plan assets:
Fair value of plan assets at beginning of year	435	593
Actual return on plan assets	57	37
Employer contribution	179	50
Foreign currency exchange rate changes	(30)	(12)
Benefits paid	(48)	(105)

Fair value of plan assets at end of year	593	563

Funded status	¥(5,068)	¥(5,556)

Schedule of Amounts Recognized in Balance Sheet

Amounts included in the consolidated balance sheet are comprised of:

	000000000	000000000
	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥5,068	¥5,556

Net amounts recognized	¥5,068	¥5,556

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Actuarial gain	¥301	¥(195)

Pension liability adjustments, pre-tax	¥301	¥(195)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥5,661	¥6,119
Accumulated benefit obligations	5,441	5,882
Fair value of plan assets	¥593	¥563

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥221	¥321	¥441
Interest cost	212	206	230
Expected return on plan assets	(16)	(90)	(48)
Amortization of net actuarial (gain) loss	(39)	5	(2)

Net periodic pension cost	¥378	¥442	¥621

Foreign plans | Benefit Obligations
Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	00000000	00000000
	March 31
	2011	2012
Discount rate	5.7%	4.9%
Rate of compensation increase	2.9%	3.0%

Foreign plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	6.0%	4.8%	5.7%
Expected return on plan assets	2.3%	2.0%	4.4%
Rate of compensation increase	2.5%	2.5%	2.9%

Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Noncurrent Liabilities

Other long-term liabilities as of March 31, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2011	2012
Deferred tax liabilities	¥3,430	¥2,943
Unrecognized tax benefits, accrued interest and penalty*	9,595	2,163
Other	3,196	3,373

	¥16,221	¥8,479

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”

Equity (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains and losses realized in net income	99	(68)	31
Reclassification adjustments for prior service credit and cost realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains and losses realized in net income	688	(282)	406
Reclassification adjustments for prior service credit and cost realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax Amount
For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥18,046	¥22,311	¥46,181
Foreign subsidiaries	57,925	59,655	24,675

	¥75,971	¥81,966	¥70,856

Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

	0000000	0000000	0000000
	Yen in millions
	For the year ended March 31
	2010	2011	2012
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥9,267	¥14,033	¥(1,216)
Foreign subsidiaries	9,041	8,772	7,184

Total current	18,308	22,805	5,968

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	198	(3,861)	13,043
Foreign subsidiaries	(938)	(635)	(210)

Total deferred	(740)	(4,496)	12,833

Total provision	¥17,568	¥18,309	¥18,801

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	000000	000000	000000
	For the year ended March 31
	2010	2011	2012
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(23.4)	(22.4)	(16.1)
Tax (benefit) on undistributed earnings	3.3	(0.1)	5.1
Valuation allowance	0.4	(1.7)	4.1
Liabilities for unrecognized tax benefits	3.4	5.3	(10.5)
Accumulated earnings tax of foreign subsidiaries	(0.1)	0.3	0.0
Changes in Japanese income tax rates	—	—	1.4
Other	(1.5)	(0.1)	1.5

Effective income tax rate	23.1%	22.3%	26.5%

Summary of Income Tax Holiday

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Aggregate amounts of tax holidays	¥6,979	¥6,839	¥4,023

	Yen
Per share—basic	¥50.10	¥49.13	¥29.26

Diluted	¥50.10	¥47.44	¥27.38

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Inventories	¥2,474	¥3,650
Property, plant and equipment	6,894	7,570
Accrued bonus	2,497	2,324
Accrued enterprise tax	252	317
Pension and severance plans	4,617	3,677
Operating loss carryforwards for tax purposes	5,000	6,672
Foreign tax credit	7,222	7,880
Accrued vacation	859	949
Accrued expenses	1,550	1,839
Other	1,485	1,903

Gross deferred tax assets	32,850	36,781
Less—Valuation allowance	(6,235)	(9,786)

Net deferred tax assets	26,615	26,995

Deferred tax liabilities:
Basis difference of acquired assets	(2,672)	(3,613)
Undistributed earnings not permanently reinvested	(2,428)	(6,097)
Marketable securities	(1,401)	(125)
Intangible assets	(1,207)	(1,068)
Transfer pricing adjustments	—	(9,363)
Other	(254)	(1,172)

Gross deferred tax liabilities	(7,962)	(21,438)

Net deferred tax assets	¥18,653	¥5,557

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2010, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2010	2011	2012
Valuation allowance at beginning of year	¥(7,026)	¥(7,606)	¥(6,235)
Additions	(1,693)	(1,535)	(3,490)
Deductions	1,113	2,906	1,581
Impact of acquisition of companies	—	—	(1,642)

Valuation allowance at end of year	¥(7,606)	¥(6,235)	¥(9,786)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2011	2012
Deferred tax assets:
Other current assets	¥6,963	¥7,314
Other non-current assets	15,526	8,352
Deferred tax liabilities:
Other current liabilities	(406)	(7,166)
Other long-term liabilities	(3,430)	(2,943)

Net deferred tax assets	¥18,653	¥5,557

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	March 31,
	2010	2011	2012
Balance at April 1	¥2,374	¥4,887	¥9,199
Additions for tax positions of the current year	2,944	4,312	1,766
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—
Settlements	—	—	(9,199)

Balance at March 31	¥4,887	¥9,199	¥1,766

Reconciliation of the differences between basic and diluted earnings per share (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Earnings Per Share Reconciliation

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2010, 2011 and 2012.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2010:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥53,614	139,291	¥384.91
Loss on discontinued operations attributable to Nidec Corporation	(1,653)	139,291	(11.87)
Net income attributable to Nidec Corporation	51,961	139,291	373.04

Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	53,614	139,291	384.91
Loss on discontinued operations attributable to Nidec Corporation	(1,653)	139,291	(11.87)
Net income attributable to Nidec Corporation	¥51,961	139,291	¥373.04

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥56,536	139,216	¥406.10
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	139,216	(30.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91

Effect of dilutive securities
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	56,507	144,166	391.96
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	144,166	(29.16)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80

For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	46,242	137,490	336.33
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	137,490	(40.08)
Net income attributable to Nidec Corporation	40,731	137,490	296.25

Effect of dilutive securities
Zero coupon convertible bonds	(55)	9,411
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	46,187	146,901	314.41
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	146,901	(37.52)
Net income attributable to Nidec Corporation	¥40,676	146,901	¥276.89

NIDEC has no dilutive securities outstanding for the year ended March 31, 2010, therefore there is no difference between basic and diluted income attributable to Nidec Corporation per share.

Derivatives (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2011	March 31, 2012
Foreign exchange forward contracts	¥2,930	¥7,609
Commodity futures	1,964	3,102

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2011	March 31, 2012
Interest rate currency swap agreements	¥24	¥—

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Foreign exchange forward contracts	Other current assets	¥477	¥165
Commodity futures	Other current assets	179	22

Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Foreign exchange forward contracts	Other current liabilities	¥—	¥—
Commodity futures	Other current liabilities	—	44

Derivatives not designated as hedging instruments are as follows:

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Interest rate currency swap agreements	Other current liabilities	¥2	¥—

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Foreign exchange forward contracts	¥—	¥152	¥(68)
Commodity futures	—	67	(78)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2010	2011	2012
Foreign exchange forward contracts	Cost of sales	¥—	¥55	¥17
Commodity futures	Cost of sales	—	64	(196)

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2012.

A net gain of ¥51 million in accumulated other comprehensive income at March 31, 2012 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2012, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 21 months.

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2010	2011	2012
Foreign exchange forward contracts	Other, net	¥0	¥2	¥—
Interest rate currency swap agreements	Other, net	2	(1)	2

Fair Value (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,623	¥14,623	—	—
Derivatives	¥654	¥179	¥475	—

Total assets:	¥15,277	¥14,802	¥475	—

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	¥187	¥22	¥165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

Fair Value, by Balance Sheet Grouping

The estimated fair values of NIDEC’s financial instruments are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2011		March 31, 2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥94,321	¥94,321	¥130,290	¥130,290
Short-term investments	2,745	2,745	7,810	7,810
Short-term loan receivable	141	141	119	119
Long-term loan receivable	241	243	85	86
Short-term borrowings	(52,018)	(52,018)	(59,608)	(59,608)
Commercial papers	—	—	(27,000)	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	¥(100,751)	¥(104,891)	¥(100,602)	¥(103,218)

Lease commitments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Capital Leased Asssets

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2011	2012
Machinery and equipment	¥5,173	¥3,091
Other leased assets	195	112
Less—Accumulated amortization	(3,792)	(2,152)

	¥1,576	¥1,051

Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥670
2014	318
2015	163
2016	118
2017	39
2018 and thereafter	34

Total minimum lease payments	1,342
Less—Amount representing interest	(34)

Present value of net minimum lease payments	1,308
Less—Current obligations	(652)

Long-term capital lease obligations	¥656

Operating Leases of Lessee Disclosure

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥1,481
2014	808
2015	395
2016	291
2017	462
2018 and thereafter	742

Total minimum future rentals	¥4,179

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥367
2014	211
2015	—
2016	—
2017	—
2018 and thereafter	—

Total minimum future rentals	¥578

Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Product Warranty Liability

The changes in product warranty liability for the years ended March 31, 2011 and 2012 are summarized as follows:

	Yen in millions
	March 31
	2011	2012
Balance at beginning of year	¥85	¥959
Addition	928	643
Utilization	(61)	(620)
Foreign exchange impact	7	(11)

Balance at end of year	¥959	¥971

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Operating results of discontinued operations for the year ended March 31, 2010, 2011 and 2012 were as follows:

	Yen in millions
	For the year ended March 31, 2010
	SME Business	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥604	¥1,430	¥3,279	¥3,604	¥7,594	¥16,511

(Loss) income on discontinued operations before income taxes	¥(2,047)	¥(181)	¥(706)	¥(502)	¥420	¥(3,016)
Income taxes	760	11	(14)	(17)	69	809

(Loss) income on discontinued operations	¥(1,287)	¥(170)	¥(720)	¥(519)	¥489	¥(2,207)

	Yen in millions
	For the year ended March 31, 2011
	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥5,120	¥2,391	¥3,168	¥6,983	¥17,662
Loss on discontinued operations before income taxes	¥(4,571)	¥(1,409)	¥(663)	¥(369)	¥(7,012)
Income taxes	1,065	(289)	8	57	841

Loss on discontinued operations	¥(3,506)	¥(1,698)	¥(655)	¥(312)	¥(6,171)

	Yen in millions
	For the year ended March 31, 2012
	LAC business	PGN business	CLU business	Total
Net sales	¥1,576	¥1,365	¥2,674	¥5,615

Loss on discontinued operations before income taxes	¥(2,203)	¥(1,817)	¥(3,776)	¥(7,796)
Income taxes	(269)	129	168	28

Loss on discontinued operations	¥(2,472)	¥(1,688)	¥(3,608)	¥(7,768)

Segment information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Entity-Wide Information, Revenue from External Customers by Products and Services

The following table provides product information for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥203,845	¥196,265	¥176,932
Other small precision brushless DC motors	72,362	70,149	69,753
Brushless DC fans	32,651	33,801	30,327
Other small precision motors	18,023	18,883	28,174

Sub-total	326,881	319,098	305,186
General motors	73,381	137,251	178,214
Machinery	47,966	77,329	64,904
Electronic and optical components	94,545	107,693	95,580
Others	28,779	34,617	38,436

Consolidated total	¥571,552	¥675,988	¥682,320

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2010, 2011 and 2012, and long-lived assets for the years ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales:
Japan	¥245,977	¥295,376	¥260,470
U.S.A.	11,352	46,579	71,317
Singapore	33,673	28,015	40,595
Thailand	102,261	99,932	75,908
The Philippines	14,884	10,657	19,683
China	122,833	139,264	148,553
Other	40,572	56,165	65,794

Consolidated total	¥571,552	¥675,988	¥682,320

	Yen in millions
	For the year ended March 31
	2011	2012
Long-lived assets:
Japan	¥84,916	¥84,299
U.S.A.	17,897	15,650
Singapore	1,374	1,412
Thailand	39,810	33,476
The Philippines	11,779	11,691
China	43,342	47,260
Other	35,291	37,043

Consolidated total	¥234,409	¥230,831

Schedule of Segment Reporting Information, by Segment

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2010, 2011 and 2012:

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales to external customers:
Nidec Corporation	¥67,285	¥72,334	¥46,901
Nidec Electronics (Thailand)	90,907	86,086	64,226
Nidec (Zhejiang)	22,948	24,500	26,430
Nidec (Dalian)	6,976	4,218	4,269
Nidec Singapore	26,157	19,082	34,220
Nidec (H.K.)	51,390	55,724	50,748
Nidec Philippines	10,891	7,337	15,326
Nidec Sankyo	68,924	86,027	78,589
Nidec Copal	53,681	58,396	51,124
Nidec Tosok	23,345	29,745	33,358
Nidec Copal Electronics	24,954	30,553	29,098
Nidec Techno Motor	35,029	42,935	40,058
Nidec Motor	3,032	50,886	83,999
Nidec Motors & Actuators	32,186	38,371	44,748
All Others	54,768	69,402	78,268

Total	572,473	675,596	681,362
Adjustments *1	(921)	392	958

Consolidated total	¥571,552	¥675,988	¥682,320

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥176,100 million, ¥165,797 million, ¥151,253 million within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments for the year ended March 31, 2010, 2011 and 2012, respectively, that exceeded 10% of NIDEC’s net sales.

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Net sales to other operating segments:
Nidec Corporation	¥77,125	¥74,406	¥100,064
Nidec Electronics (Thailand)	43,695	45,219	36,649
Nidec (Zhejiang)	6,028	6,618	3,617
Nidec (Dalian)	24,274	20,852	15,471
Nidec Singapore	390	451	448
Nidec (H.K.)	4,142	1,587	1,162
Nidec Philippines	28,019	28,504	24,390
Nidec Sankyo	395	556	396
Nidec Copal	2,357	2,632	2,318
Nidec Tosok	156	201	150
Nidec Copal Electronics	31	27	20
Nidec Techno Motor	818	889	952
Nidec Motor	—	—	30
Nidec Motors & Actuators	9,432	6,702	11,607
All Others	52,853	55,039	52,944

Total	249,715	243,683	250,218
Intersegment elimination	(249,715)	(243,683)	(250,218)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Operating income or loss:
Nidec Corporation	¥8,066	¥6,799	¥7,497
Nidec Electronics (Thailand)	23,227	21,473	15,027
Nidec (Zhejiang)	2,114	2,351	774
Nidec (Dalian)	4,808	2,658	431
Nidec Singapore	319	245	781
Nidec (H.K.)	661	564	359
Nidec Philippines	6,939	5,403	7,799
Nidec Sankyo	8,578	13,226	7,414
Nidec Copal	5,655	9,557	6,384
Nidec Tosok	2,825	4,009	3,140
Nidec Copal Electronics	2,422	4,969	4,194
Nidec Techno Motor	1,938	4,018	4,591
Nidec Motor	13	240	2,111
Nidec Motors & Actuators	553	1,274	3,126
All Others	11,450	16,184	11,177

Total	79,568	92,970	74,805

Consolidation adjustments mainly related to elimination of intersegment profits	639	1,455	2,794
Reclassification *1	(389)	(1,090)	(3,072)
U.S. GAAP adjustments and Others *2	(536)	(466)	(1,457)

	¥79,282	¥92,869	¥73,070

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
*2	Others is mainly from the amortization of capitalized assets related to business combinations.

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Depreciation:
Nidec Corporation	¥1,941	¥1,072	¥995
Nidec Electronics (Thailand)	5,721	6,569	5,085
Nidec (Zhejiang)	1,357	1,430	1,231
Nidec (Dalian)	529	780	802
Nidec Singapore	78	79	70
Nidec (H.K.)	3	7	6
Nidec Philippines	2,717	2,734	2,598
Nidec Sankyo	3,957	3,830	3,715
Nidec Copal	3,340	3,990	3,115
Nidec Tosok	1,768	2,119	2,660
Nidec Copal Electronics	1,325	1,254	1,150
Nidec Techno Motor	1,854	1,676	1,491
Nidec Motor	99	2,914	3,892
Nidec Motors & Actuators	1,494	1,383	1,423
All Others	4,188	4,150	4,297

Total	30,371	33,987	32,530
U.S. GAAP adjustments *1 and Others *2	(1,186)	(1,006)	(1,019)

Consolidated total	¥29,185	¥32,981	¥31,511

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions
	For the year ended March 31
	2011	2012
Segment assets:
Nidec Corporation	¥447,220	¥488,939
Nidec Electronics (Thailand)	76,327	107,523
Nidec (Zhejiang)	17,197	15,267
Nidec (Dalian)	20,524	19,119
Nidec Singapore	8,278	23,886
Nidec (H.K.)	16,262	17,345
Nidec Philippines	25,220	31,530
Nidec Sankyo	104,650	99,089
Nidec Copal	66,813	70,809
Nidec Tosok	36,682	38,035
Nidec Copal Electronics	34,641	35,517
Nidec Techno Motor	41,666	33,846
Nidec Motor	75,017	72,846
Nidec Motors & Actuators	32,703	43,053
All Others	104,818	127,875

Total	1,108,018	1,224,679
Elimination of intersegment assets, net of taxes	(450,539)	(510,192)
Intangible assets and other fair value adjustments	13,990	11,809
Goodwill	82,107	80,525
U.S.GAAP adjustments and Others *1	(5,371)	(6,420)

Consolidated total	¥748,205	¥800,401

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2011	2012
Expenditure for segment assets:
Nidec Corporation	¥2,237	¥426
Nidec Electronics (Thailand)	10,163	11,152
Nidec (Zhejiang)	931	255
Nidec (Dalian)	2,156	967
Nidec Singapore	7	11
Nidec (H.K.)	19	5
Nidec Philippines	3,349	1,584
Nidec Sankyo	3,777	3,980
Nidec Copal	5,811	6,151
Nidec Tosok	2,586	1,944
Nidec Copal Electronics	1,741	1,413
Nidec Techno Motor	1,213	1,733
Nidec Motor	2,605	1,993
Nidec Motors & Actuators	1,287	1,471
All Others	4,356	4,124

Total	42,238	37,209
Reconciliation *1	12,772	4,237

Consolidated total	¥55,010	¥41,446

*1	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.

Quarterly Financial Data for the year ended March 31, 2012: (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Quarterly Financial Information

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥176,634	¥180,657	¥157,442	¥167,587	¥682,320
Income from continuing operations before income taxes	18,260	16,327	14,206	22,063	70,856
Net income attributable to Nidec Corporation	¥12,210	¥10,319	¥9,125	¥9,077	¥40,731

Net income attributable to Nidec Corporation per share:
Basic	88.20	74.86	66.68	66.34	296.25
Diluted	82.49	69.98	62.30	61.98	276.89

Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.

Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less
Depreciation	¥ 31,511	¥ 32,981	¥ 29,185
Advertising costs	228	246	156
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Increase in Income from continuing operations before income taxes due to change in depreciation method	1,241
Increase in Income from continuing operations due to change in depreciation method	¥ 813
Increase in earning per share due to change in depreciation method	¥ 5.92
Patent rights
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	9
Proprietary technology
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	11
Customer relationships
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	19
Software
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	5
Spindle motor factories
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	10
Property, plant and equipment, maximum estimated useful life (in years)	20
Other products factories
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	7
Property, plant and equipment, maximum estimated useful life (in years)	47
Head office and sales offices
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	50
Leasehold Improvements
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	3
Property, plant and equipment, maximum estimated useful life (in years)	18
Machinery and Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	2
Property, plant and equipment, maximum estimated useful life (in years)	15

Acquisitions and Dispositions - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Aug. 04, 2009 NTN Nidec Thailand Company Limited	Feb. 26, 2010 SC Wado Company Limited	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business
Business Acquisition [Line Items]
Business acquisition, percentage of ownership acquired	60.00%	90.00%
Business acquisition, percentage of ownership	40.00%
Business acquisition, number of shares acquired		864,000
Business acquisition, cash paid			¥ 57,442

Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	¥ 32,778	¥ 30,732
Accumulated amortization	11,208	8,286
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	1,047	934
Accumulated amortization	745	422
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	1,690	1,785
Accumulated amortization	870	744
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	16,114	16,670
Accumulated amortization	3,150	2,336
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	10,879	8,556
Accumulated amortization	5,242	3,830
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	3,048	2,787
Accumulated amortization	¥ 1,201	¥ 954

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							6 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Patent rights Year	Mar. 31, 2012 Proprietary technology Year	Mar. 31, 2012 Customer relationships Year	Mar. 31, 2012 Software Year	Sep. 30, 2009 Optical Pickup Unit Business All others	Mar. 31, 2012 Lens Actuator Business and Tape Drive and Disk Drive Mechanism Business NSNK	Mar. 31, 2012 Compact Digital Camera Lens Unit Business NCPL
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)				9	11	19	5
Total amortization of intangible assets	¥ 2,664	¥ 2,605	¥ 1,863
Total indefinite lived intangible assets	1,755	1,846
Goodwill impairment loss	¥ 2,045							¥ 230	¥ 1,359	¥ 686

Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Expected Amortization Expense [Line Items]
2013	¥ 3,071
2014	2,770
2015	2,359
2016	2,094
2017	¥ 1,734

Carrying Amounts of Goodwill by Operating Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Goodwill	¥ 80,525	¥ 82,107	¥ 72,231
NIRT (formerly NET)
Goodwill [Line Items]
Goodwill	6,109	6,181
NIPC (formerly NCC)
Goodwill [Line Items]
Goodwill	912	922
NSNK
Goodwill [Line Items]
Goodwill	26,100	27,459
NCPL
Goodwill [Line Items]
Goodwill	16,462	17,148
NTSC
Goodwill [Line Items]
Goodwill	1,107	1,107
NCEL
Goodwill [Line Items]
Goodwill	6,561	6,561
NTMC
Goodwill [Line Items]
Goodwill	2,049	2,049
NMC
Goodwill [Line Items]
Goodwill	11,984	11,984
NMA
Goodwill [Line Items]
Goodwill	4,737	4,886
All others
Goodwill [Line Items]
Goodwill	¥ 4,504	¥ 3,810

Changes in the Carrying Amount of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended																		12 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 NIRT (formerly NET)	Mar. 31, 2011 NIRT (formerly NET)	Mar. 31, 2012 NIPC (formerly NCC)	Mar. 31, 2011 NIPC (formerly NCC)	Mar. 31, 2012 NSNK	Mar. 31, 2011 NSNK	Mar. 31, 2012 NCPL	Mar. 31, 2011 NCPL	Mar. 31, 2012 NTSC	Mar. 31, 2011 NTSC	Mar. 31, 2012 NCEL	Mar. 31, 2011 NCEL	Mar. 31, 2012 NTMC	Mar. 31, 2011 NTMC	Mar. 31, 2012 NMC	Mar. 31, 2011 NMC	Mar. 31, 2012 NMA	Mar. 31, 2011 NMA	Mar. 31, 2012 All others	Mar. 31, 2011 All others	Mar. 31, 2012 Goodwill before Accumulated Impairment	Mar. 31, 2011 Goodwill before Accumulated Impairment	Mar. 31, 2012 Goodwill before Accumulated Impairment NIRT (formerly NET)	Mar. 31, 2011 Goodwill before Accumulated Impairment NIRT (formerly NET)	Mar. 31, 2012 Goodwill before Accumulated Impairment NIPC (formerly NCC)	Mar. 31, 2011 Goodwill before Accumulated Impairment NIPC (formerly NCC)	Mar. 31, 2012 Goodwill before Accumulated Impairment NSNK	Mar. 31, 2011 Goodwill before Accumulated Impairment NSNK	Mar. 31, 2010 Goodwill before Accumulated Impairment NSNK	Mar. 31, 2012 Goodwill before Accumulated Impairment NCPL	Mar. 31, 2011 Goodwill before Accumulated Impairment NCPL	Mar. 31, 2010 Goodwill before Accumulated Impairment NCPL	Mar. 31, 2012 Goodwill before Accumulated Impairment NTSC	Mar. 31, 2011 Goodwill before Accumulated Impairment NTSC	Mar. 31, 2010 Goodwill before Accumulated Impairment NTSC	Mar. 31, 2012 Goodwill before Accumulated Impairment NCEL	Mar. 31, 2011 Goodwill before Accumulated Impairment NCEL	Mar. 31, 2010 Goodwill before Accumulated Impairment NCEL	Mar. 31, 2011 Goodwill before Accumulated Impairment NTMC	Mar. 31, 2012 Goodwill before Accumulated Impairment NTMC	Mar. 31, 2012 Goodwill before Accumulated Impairment NMC	Mar. 31, 2011 Goodwill before Accumulated Impairment NMC	Mar. 31, 2012 Goodwill before Accumulated Impairment NMA	Mar. 31, 2011 Goodwill before Accumulated Impairment NMA	Mar. 31, 2012 Goodwill before Accumulated Impairment All others	Mar. 31, 2011 Goodwill before Accumulated Impairment All others	Mar. 31, 2012 Accumulated impairment losses	Mar. 31, 2010 Accumulated impairment losses	Mar. 31, 2012 Accumulated impairment losses NSNK	Mar. 31, 2010 Accumulated impairment losses NSNK	Mar. 31, 2012 Accumulated impairment losses NCPL	Mar. 31, 2012 Accumulated impairment losses NTSC	Mar. 31, 2011 Accumulated impairment losses NTSC	Mar. 31, 2010 Accumulated impairment losses NTSC
Goodwill [Line Items]
Beginning Balance	¥ 82,107	¥ 72,231	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 26,100	¥ 27,459	¥ 16,462	¥ 17,148	¥ 1,107	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810	¥ 82,694	¥ 72,818	¥ 6,181	¥ 6,842	¥ 922	¥ 976	¥ 27,816	¥ 27,816	¥ 27,816	¥ 17,148	¥ 17,148	¥ 17,148	¥ 1,337	¥ 1,337	¥ 1,337	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,059	¥ 2,049	¥ 11,984	¥ 1,088	¥ 4,886	¥ 5,285	¥ 3,810	¥ 3,706	¥ (587)	¥ (587)	¥ (357)	¥ (357)		¥ (230)	¥ (230)	¥ (230)
Acquisition	694	11,511																					694	11,511																				11,511			694
Impairment loss	(2,045)																																																(2,045)		(1,359)		(686)
Translation adjustments and Others	(231)	(1,635)																					(231)	(1,635)	(72)	(661)	(10)	(54)													(10)		0	(615)	(149)	(399)		104
Ending Balance	¥ 80,525	¥ 82,107	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 26,100	¥ 27,459	¥ 16,462	¥ 17,148	¥ 1,107	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810	¥ 83,157	¥ 82,694	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 27,816	¥ 27,816	¥ 27,816	¥ 17,148	¥ 17,148	¥ 17,148	¥ 1,337	¥ 1,337	¥ 1,337	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810	¥ (2,632)	¥ (587)	¥ (1,716)	¥ (357)	¥ (686)	¥ (230)	¥ (230)	¥ (230)

Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash paid during the fiscal year for:
Income taxes	¥ 8,197	¥ 22,088	¥ 11,504
Interest	327	372	706
Non-cash investing and financing activities:
Capital leasing receivables	31
Capital lease obligations	214	1,022	602
Change in common stock in connection with share exchange transaction		1,186
Change in treasury stock in connection with share exchange transaction		¥ 3,002

Analysis of Activity within the Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for Doubtful Accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance at beginning of year	¥ 1,013	¥ 1,830	¥ 2,311
Provision for doubtful accounts, net of reversal	30	26	31
Write-offs	(30)	(912)	(492)
Translation adjustment and other	(11)	69	(20)
Valuation allowance at end of year	¥ 1,002	¥ 1,013	¥ 1,830

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Inventory [Line Items]
Finished goods	¥ 40,069	¥ 39,477
Raw materials	25,363	23,303
Work in process	21,512	23,405
Project in progress	850	1,108
Supplies and other	3,659	3,084
Inventories	¥ 91,453	¥ 90,377

Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred tax assets (Note 16)	¥ 7,314	¥ 6,963
Other receivable	10,802	6,676
Time deposit	7,810	2,745
Other	9,156	6,438
Other current assets	¥ 35,082	¥ 22,822

Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investment Holdings [Line Items]
Cost	¥ 8,934	¥ 8,968
Gross unrealized gains	5,611	6,210
Gross unrealized losses	192	352
Fair value	14,353	14,826
Available-for-sale | Equity securities
Investment Holdings [Line Items]
Cost	8,633	8,768
Gross unrealized gains	5,610	6,207
Gross unrealized losses	192	352
Fair value	14,051	14,623
Held-to-maturity | Japanese government debt securities
Investment Holdings [Line Items]
Cost	301	200
Gross unrealized gains	1	3
Fair value	302	203
Fair Value, Estimate Not Practicable, Carrying (Reported) Amount | Equity securities
Investment Holdings [Line Items]
Cost	¥ 466	¥ 515

Marketable Securities and Other Securities Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Investment Holdings [Line Items]
Increase (decrease) in net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes	¥ (53)	¥ (681)	¥ 2,164
Proceeds from sales of available-for-sale securities	100	72	94
Gross realized gains on sales of available-for-sale securities	0	12	66
Gross realized losses on sales of available-for-sale securities	0	0	0
Description of Impaired investment securities	NIDEC presumes a decline in value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of equity securities is other-than-temporary if the fair value is significantly below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a fair value is not significantly less than the original cost, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2012, NIDEC determined that the decline in value for equity securities with unrealized losses shown in the above table is temporary in nature.
Held-to-maturity securities pledged as collateral for the deferred payments of certain taxes	¥ 301	¥ 200

Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (Equity securities, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 1,103	¥ 1,643
Less than 12 months Unrealized loss	92	282
12 months or more Fair value	770	241
12 months or more Unrealized loss	¥ 100	¥ 70

Other Non-Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	¥ 23,325	[1]	¥ 24,292	[1]
Deferred tax assets	8,352		15,526
Other	2,509		2,848
Other non-current assets	¥ 34,186		¥ 42,666

[1]	"Intangible assets" information is described in Note 4 "Goodwill and other intangible assets"

Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	¥ 86,608	¥ 52,018
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings	59,608	52,018
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings	¥ 27,000

Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.22%	0.19%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.11%

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Unused lines of credit	¥ 210,039
Yen Denominated zero coupon convertible bonds due 2015
Debt Disclosure [Line Items]
Due date	Sep 18, 2015
Redemption price description	redeemable at 100% of face value
Issue date	2010-09-21
Redemption date	Sep 18, 2015
Conversion price	¥ 10,626	¥ 10,626
Number of convertible shares	9,410,878
Description of call feature		if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 100,602	¥ 100,751
Long-term debt and capital lease obligations	101,910	102,943
Less-Current portion due within one year	(674)	(1,124)
Long-term Debt and Capital Lease Obligations	101,236	101,819
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	255	305
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt	100,347	100,447
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011 Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012	¥ 1,308	¥ 2,191

Long-Term Debt (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, minimum due date	2012	2011
Long-term debt, maximum due date	2026	2026
Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	6.40%	6.40%
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt, due date	2015	2015
Long-term debt, interest rate	0.00%	0.00%
Long-term debt, conversion price	10,626	10,626
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, minimum due date	2012	2011
Long-term debt, maximum due date	2026	2017
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.18%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	9.15%	12.43%

Detail of Zero Coupon Convertible Bonds, Due 2015 (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Total	¥ 100,602	¥ 100,751
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Principal amount	100,000	100,000
Unamortized premium	347	447
Total	¥ 100,347	¥ 100,447

Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Instrument [Line Items]
2013	¥ 674
2014	343
2015	188
2016	100,492
2017	58
2018 and thereafter	¥ 155

Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Liabilities [Line Items]
Income taxes payable	¥ 5,802	¥ 8,117
Payable for property, plant and equipment	11,734	6,011
Other	17,214	4,767
Accrued expenses and other current liabilities, Total	¥ 34,750	¥ 18,895

Employees' Defined Benefit Plans, Japanese plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Fair value of plan assets at end of year	¥ 7,658	¥ 8,292
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	15,455	18,951
Service cost	983	949
Interest cost	213	253
Actuarial loss	337	634
Acquisition and other	691
Plan amendment	(625)	(841)
Curtailments	(221)	(442)
Settlements	(1,304)	(2,844)
Benefits paid	(1,274)	(1,205)
Defined Benefit Plan, Benefit Obligation	14,255	15,455
Change in plan assets:
Fair value of plan assets at beginning of year	7,699	7,976
Actual return on plan assets	330	95
Employer contribution	677	2,741
Plan amendment		(109)
Settlements	(1,043)	(2,348)
Benefits paid	(567)	(656)
Fair value of plan assets at end of year	7,096	7,699
Funded status	¥ (7,159)	¥ (7,756)

Amounts Included in the Consolidated Balance Sheet, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 7,159	¥ 7,756
Net amounts recognized	¥ 7,159	¥ 7,756

Amounts Included in Accumulated Other Comprehensive income (Loss) as Pension Liability Adjustments, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (2,243)	¥ (2,880)
Prior service credit	1,559	1,145
Pension liability adjustments, pre-tax	¥ (684)	¥ (1,735)

Pension and Severance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities	7.00%
Percentage of investments in debt securities	8.00%
Percentage of investments in other investment securities	85.00%
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 671
Defined contribution plans, cost recognized for certain subsidiaries' contributions	1,533	982	340
Defined contribution plans, expected employer contribution	1,600
Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	252	206	203
Parent Company
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	162
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	14,002	14,808
Estimated prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	147
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	124
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	5,882	5,441
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 31

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 14,255	¥ 15,454
Accumulated benefit obligations	14,002	14,808
Fair value of plan assets	¥ 7,096	¥ 7,699

Weighted-Average Assumptions Used to Determine Benefit Obligations, Japanese Plans (Detail) (Japanese plans)	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.60%
Rate of compensation increase	2.30%	2.20%

Weighted Average Assumptions Used to Determine Net Pension and Severance Cost Japanese Plans (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.80%	1.80%
Expected return on plan assets	2.30%	2.30%	1.80%
Rate of compensation increase	2.20%	2.30%	2.40%

Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Components of net periodic (benefit) cost:
Service cost	¥ 983	¥ 949	¥ 1,155
Interest cost	213	253	331
Expected return on plan assets	(134)	(165)	(120)
Amortization of net actuarial loss	120	106	165
Amortization of prior service credit	(171)	(135)	(62)
(Gains) losses from curtailments and settlements	296	(249)
Net periodic pension cost	¥ 1,307	¥ 759	¥ 1,469

Employees' Defined Benefit Plans, Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Fair value of plan assets at end of year	¥ 7,658	¥ 8,292
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	5,661	5,002
Service cost	441	321
Interest cost	230	206
Actuarial (gain) loss	287	(43)
Acquisition and other		789
Foreign currency exchange rate changes	(254)	(439)
Benefits paid	(246)	(175)
Defined Benefit Plan, Benefit Obligation	6,119	5,661
Change in plan assets:
Fair value of plan assets at beginning of year	593	435
Actual return on plan assets	37	57
Employer contribution	50	179
Foreign currency exchange rate changes	(12)	(30)
Benefits paid	(105)	(48)
Fair value of plan assets at end of year	563	593
Funded status	¥ (5,556)	¥ (5,068)

Amounts Included in the Consolidated Balance Sheet, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance	¥ 5,556	¥ 5,068
Net amounts recognized	¥ 5,556	¥ 5,068

Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain	¥ (195)	¥ 301
Pension liability adjustments, pre-tax	¥ (195)	¥ 301

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 6,119	¥ 5,661
Accumulated benefit obligations	5,882	5,441
Fair value of plan assets	¥ 563	¥ 593

Weighted-Average Assumptions Used to Determine Benefit Obligations, Foreign Plans (Detail) (Foreign plans)	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.90%	5.70%
Rate of compensation increase	3.00%	2.90%

Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Foreign Plans (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.80%	1.80%
Expected return on plan assets	2.30%	2.30%	1.80%
Rate of compensation increase	2.20%	2.30%	2.40%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	4.80%	6.00%
Expected return on plan assets	4.40%	2.00%	2.30%
Rate of compensation increase	2.90%	2.50%	2.50%

Components of Net Periodic (Benefit) Cost, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign plans
Components of net periodic (benefit) cost:
Service cost	¥ 441	¥ 321	¥ 221
Interest cost	230	206	212
Expected return on plan assets	(48)	(90)	(16)
Amortization of net actuarial (gain) loss	(2)	5	(39)
Net periodic pension cost	¥ 621	¥ 442	¥ 378

Fair Value of Pension Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 7,658		¥ 8,292
Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	307		469
Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	598	[1]	617	[2]
Other assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	837		746
Other assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,833		2,767
Other assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,855	[3]	3,284	[4]
Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	228		409
Fair Value Measurements Using Inputs Considered as Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,372		1,624
Fair Value Measurements Using Inputs Considered as Level 1 | Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	307		469
Fair Value Measurements Using Inputs Considered as Level 1 | Other assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	837		746
Fair Value Measurements Using Inputs Considered as Level 1 | Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	228		409
Fair Value Measurements Using Inputs Considered as Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	6,286		6,668
Fair Value Measurements Using Inputs Considered as Level 2 | Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	598	[1]	617	[2]
Fair Value Measurements Using Inputs Considered as Level 2 | Other assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,833		2,767
Fair Value Measurements Using Inputs Considered as Level 2 | Other assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 2,855	[3]	¥ 3,284	[4]

[1]	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
[2]	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
[3]	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.
[4]	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	8.00%
Pooled funds, percentage of investment in listed equity securities	7.00%
Japanese companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	32.00%	34.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	19.00%	20.00%
Foreign bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	12.00%	12.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	81.00%	80.00%
Japanese bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in bonds	28.00%	29.00%
Foreign companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Pooled funds, percentage of investment in listed equity securities	21.00%	21.00%

Future Benefit Payments for Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 812
2014	784
2015	795
2016	791
2017	722
Years 2018-2022	4,049
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2013	336
2014	293
2015	383
2016	430
2017	370
Years 2018-2022	¥ 2,791

Other Long-Term Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Other Liabilities [Line Items]
Deferred tax liabilities	¥ 2,943		¥ 3,430
Unrecognized tax benefits, accrued interest and penalty	2,163	[1]	9,595	[1]
Other	3,373		3,196
Other long-term liabilities	¥ 8,479		¥ 16,221

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 16 "Income taxes"

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2011 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2011 NSRV	Dec. 31, 2010 NSRV	Sep. 30, 2010 NSRV	Mar. 31, 2011 NSNK	Mar. 31, 2010 NSNK	Mar. 31, 2011 NCPL	Mar. 31, 2010 NCPL
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve		10.00%
Description of dividend payment restriction		No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	¥ 109,970	¥ 102,889
Retained earnings, cash dividends	6,158
Retained earnings, cash dividends per share	¥ 45
Purchase of treasury stock, shares				1,645,800	670,900
Purchase of treasury stock, value	10,155	11,226	11	10,148	4,835
Treasury stock, shares	8,240,496	6,593,647
Treasury stock, at cost, value	42,440	32,285
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange		721,534				721,534
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	64.90%	77.40%	76.70%	66.00%	64.80%
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	¥ 190	¥ 189	¥ 197

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥ (2,665)	¥ (16,600)	¥ (2,903)
Foreign currency translation adjustments arising during period		(16,667)	(2,828)
Reclassification adjustments for gains and losses realized in net income	105	139	(218)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	(2,665)	(16,600)	(2,903)
Reclassification adjustments for gains and losses realized in net income	105	139	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(358)	(1,739)	4,563
Reclassification adjustments for gains and losses realized in net income	253	190	162
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(229)	(1,025)	2,648
Reclassification adjustments for gains and losses realized in net income	222	118	97
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(541)	546
Reclassification adjustments for gains and losses realized in net income	291	(192)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(325)	338
Reclassification adjustments for gains and losses realized in net income	179	(119)
Pension liability adjustment:
Actuarial losses arising during period	(831)	(657)	(107)
Prior service credit (cost) arising during period	(10)	841	138
Reclassification adjustments for actuarial gains and losses realized in net income	891	688	99
Reclassification adjustments for prior service credit and cost realized in net income	463	(135)	(62)
Other comprehensive income (loss)	(2,402)	(16,986)	1,747
Pension liability adjustment:
Actuarial losses arising during period	(831)	(657)	(107)
Actuarial losses arising during period	(717)	(390)	(282)
Prior service credit (cost) arising during period	(10)	841	138
Prior service credit (cost) arising during period	(6)	496	82
Reclassification adjustments for actuarial gains and losses realized in net income	891	688	99
Reclassification adjustments for actuarial gains and losses realized in net income	551	406	31
Reclassification adjustments for prior service credit and cost realized in net income	463	(135)	(62)
Reclassification adjustments for prior service credit and cost realized in net income	265	(79)	(37)
Other comprehensive income (loss)	(2,402)	(16,986)	1,747
Other comprehensive income (loss)	(2,620)	(16,716)	(582)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period		67	(75)
Reclassification adjustments for gains and losses realized in net income
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	129	714	(1,915)
Reclassification adjustments for gains and losses realized in net income	(31)	(72)	(65)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	216	(208)
Reclassification adjustments for gains and losses realized in net income	(112)	73
Pension liability adjustment:
Actuarial losses arising during period	114	267	(175)
Prior service credit (cost) arising during period	4	(345)	(56)
Reclassification adjustments for actuarial gains and losses realized in net income	(340)	(282)	(68)
Reclassification adjustments for prior service credit and cost realized in net income	(198)	56	25
Other comprehensive income (loss)	¥ (218)	¥ 270	¥ (2,329)

Components of Income from Continuing Operations Before Income Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	¥ 22,063	¥ 14,206	¥ 16,327	¥ 18,260	¥ 70,856	¥ 81,966	¥ 75,971
The Company and domestic subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					46,181	22,311	18,046
Foreign Subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					¥ 24,675	¥ 59,655	¥ 57,925

Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ (1,216)	¥ 14,033	¥ 9,267
Foreign subsidiaries	7,184	8,772	9,041
Total current	5,968	22,805	18,308
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	13,043	(3,861)	198
Foreign subsidiaries	(210)	(635)	(938)
Total deferred	12,833	(4,496)	(740)
Total provision	¥ 18,801	¥ 18,309	¥ 17,568

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Operating loss carryforwards with no expiration date	Apr. 30, 2015 Change in Tax Status	Apr. 30, 2012 Change in Tax Status	Mar. 31, 2012 Thailand	Sep. 30, 2011 The Philippines	Apr. 30, 2007 The Philippines
Income Taxes [Line Items]
Statutory income tax rate	41.00%	41.00%	41.00%		36.00%	38.00%
Effective income tax rate, increase from previous year	4.20%
Effective income tax rate	26.50%	22.30%	23.10%
Income tax incentives and privileges, exemption period							for a period of seven to eight years	four years	for four years. This income tax holiday will be extended more for two years.
Operating loss carryforwards	¥ 22,138			¥ 4,712
Operating loss carryforwards, expiration period	expire at various dates primarily up to 9 years
Undistributed earnings of foreign subsidiaries	113,808
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	11,741
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	1,766
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 396	¥ 396

Reconciliation of Differences Between the Statutory Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	41.00%	41.00%	41.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(16.10%)	(22.40%)	(23.40%)
Tax (benefit) on undistributed earnings	5.10%	(0.10%)	3.30%
Valuation allowance	4.10%	(1.70%)	0.40%
Liabilities for unrecognized tax benefits	(10.50%)	5.30%	3.40%
Accumulated earnings tax of foreign subsidiaries	0.00%	0.30%	(0.10%)
Changes in Japanese income tax rates	1.40%
Other	1.50%	(0.10%)	(1.50%)
Effective income tax rate	26.50%	22.30%	23.10%

Aggregate Dollar and Per Share Effects of Tax Holidays (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Holiday [Line Items]
Aggregate amounts of tax holidays	¥ 4,023	¥ 6,839	¥ 6,979
Per Share-basic
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 29.26	¥ 49.13	¥ 50.1
Per Share-diluted
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 27.38	¥ 47.44	¥ 50.1

Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Inventories	¥ 3,650	¥ 2,474
Property, plant and equipment	7,570	6,894
Accrued bonus	2,324	2,497
Accrued enterprise tax	317	252
Pension and severance plans	3,677	4,617
Operating loss carryforwards for tax purposes	6,672	5,000
Foreign tax credit	7,880	7,222
Accrued vacation	949	859
Accrued expenses	1,839	1,550
Other	1,903	1,485
Gross deferred tax assets	36,781	32,850
Less-Valuation allowance	(9,786)	(6,235)
Net deferred tax assets	26,995	26,615
Deferred tax liabilities:
Basis difference of acquired assets	(3,613)	(2,672)
Undistributed earnings not permanently reinvested	(6,097)	(2,428)
Marketable securities	(125)	(1,401)
Intangible assets	(1,068)	(1,207)
Transfer pricing adjustments	(9,363)
Other	(1,172)	(254)
Gross deferred tax liabilities	(21,438)	(7,962)
Net deferred tax assets	¥ 5,557	¥ 18,653

Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (6,235)	¥ (7,606)	¥ (7,026)
Additions	(3,490)	(1,535)	(1,693)
Deductions	1,581	2,906	1,113
Impact of acquisition of companies	(1,642)
Valuation allowance at end of year	¥ (9,786)	¥ (6,235)	¥ (7,606)

Net Deferred Tax Assets Included in the Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Other current assets	¥ 7,314	¥ 6,963
Other non-current assets	8,352	15,526
Deferred tax liabilities:
Other current liabilities	(7,166)	(406)
Other long-term liabilities	(2,943)	(3,430)
Net deferred tax assets	¥ 5,557	¥ 18,653

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 9,199	¥ 4,887	¥ 2,374
Additions for tax positions of the current year	1,766	4,312	2,944
Additions for tax positions of prior years
Reductions for tax positions of prior years			(431)
Lapse of the applicable statute of limitations
Settlements	(9,199)
Balance at end of year	¥ 1,766	¥ 9,199	¥ 4,887

Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					¥ 46,242	¥ 56,536	¥ 53,614
Loss on discontinued operations attributable to Nidec Corporation					(5,511)	(4,203)	(1,653)
Net income attributable to Nidec Corporation	9,077	9,125	10,319	12,210	40,731	52,333	51,961
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					40,676	52,304	51,961
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share					137,490	139,216	139,291
Effect of dilutive securities
Zero coupon convertible bonds					9,411	4,950
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share					146,901	144,166	139,291
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					¥ 336.33	¥ 406.1	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation					¥ (40.08)	¥ (30.19)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 66.34	¥ 66.68	¥ 74.86	¥ 88.2	¥ 296.25	¥ 375.91	¥ 373.04
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					¥ 314.41	¥ 391.96	¥ 384.91
Loss on discontinued operations attributable to Nidec Corporation					¥ (37.52)	¥ (29.16)	¥ (11.87)
Net income attributable to Nidec Corporation	¥ 61.98	¥ 62.3	¥ 69.98	¥ 82.49	¥ 276.89	¥ 362.8	¥ 373.04
Segment, Continuing Operations
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					46,187	56,507	53,614
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share					137,490	139,216	139,291
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share					146,901	144,166	139,291
Segment, Discontinued Operations
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation					(5,511)	(4,203)	(1,653)
Basic net income attributable to Nidec Corporation per share
Basic net income attributable to Nidec Corporation per share					137,490	139,216	139,291
Diluted net income attributable to Nidec Corporation per share
Diluted net income attributable to Nidec Corporation per share					146,901	144,166	139,291
Yen Denominated zero coupon convertible bonds due 2015
Effect of dilutive securities
Zero coupon convertible bonds					¥ (55)	¥ (29)

Contracted Amounts Outstanding of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 7,609	¥ 2,930
Designated as Hedging Instrument | Commodity futures
Derivative [Line Items]
Contractual amounts	3,102	1,964
Not Designated as Hedging Instrument | Interest rate currency swap agreements
Derivative [Line Items]
Contractual amounts		¥ 24

Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 165	¥ 477
Designated as Hedging Instrument | Commodity futures | Other current assets
Derivative [Line Items]
Asset Derivatives	22	179
Designated as Hedging Instrument | Commodity futures | Other current liabilities
Derivative [Line Items]
Liability Derivatives	44
Not Designated as Hedging Instrument | Interest rate currency swap agreements | Other current liabilities
Derivative [Line Items]
Liability Derivatives		¥ 2

Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	¥ (68)	¥ 152
Designated as Hedging Instrument | Foreign exchange forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	17	55
Designated as Hedging Instrument | Commodity futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(78)	67
Designated as Hedging Instrument | Commodity futures | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(196)	64
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income		2	0
Not Designated as Hedging Instrument | Interest rate currency swap agreements | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ 2	¥ (1)	¥ 2

Derivatives - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Derivative [Line Items]
Net gain in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	¥ 51
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	Approximately 21 months

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Marketable securities	¥ 14,051	¥ 14,623
Derivatives	187	654
Total assets:	14,238	15,277
Liabilities:
Derivatives	44
Fair Value Measurements Using Inputs Considered as Level 1
Assets:
Marketable securities	14,051	14,623
Derivatives	22	179
Total assets:	14,073	14,802
Liabilities:
Derivatives	44
Fair Value Measurements Using Inputs Considered as Level 2
Assets:
Derivatives	165	475
Total assets:	¥ 165	¥ 475

Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Carrying amount of Asset (Liability)
Cash and cash equivalents	¥ 130,290	¥ 94,321	¥ 123,309	¥ 200,966
Short-term investments	7,810	2,745
Short-term loan receivable	119	141
Long-term loan receivable	85	241
Short-term borrowings	(59,608)	(52,018)
Commercial papers	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	(100,602)	(100,751)
Estimated fair value Asset (Liability)
Cash and cash equivalents	130,290	94,321
Short-term investments	7,810	2,745
Short-term borrowings	(59,608)	(52,018)
Commercial papers	(27,000)
Long-term debt including the current portion and excluding capital lease obligation	(103,218)	(104,891)
Short-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	119	141
Long-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	¥ 86	¥ 243

Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	721,534
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party		4.00%
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party		8.80%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	74,100
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party		1.90%

Leased Assets Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Class of property
Other leased assets	¥ 112	¥ 195
Less-Accumulated amortization	(2,152)	(3,792)
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,051	1,576
Machinery and Equipment
Class of property
Machinery and equipment	¥ 3,091	¥ 5,173

Lease Commitments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Amortization expenses under capital leases	¥ 835	¥ 1,039	¥ 1,005
Rental expenses under operating leases	1,526	1,472	1,674
Rental revenues under operating leases	¥ 373	¥ 376	¥ 317

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases Disclosure [Line Items]
2013	¥ 670
2014	318
2015	163
2016	118
2017	39
2018 and thereafter	34
Total minimum lease payments	1,342
Less-Amount representing interest	(34)
Present value of net minimum lease payments	1,308
Less-Current obligations	(652)
Long-term capital lease obligations	¥ 656

Minimum Rental Payments Required Under Operating Leases Relating Primarily to Land, Buildings and Equipment Having Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail) (Noncancelable Lease Obligations, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2012
Noncancelable Lease Obligations
Leases Disclosure [Line Items]
2013	¥ 1,481
2014	808
2015	395
2016	291
2017	462
2018 and thereafter	742
Total minimum future rentals	¥ 4,179

Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Non Cancelable Lease Receivable
Leases Disclosure [Line Items]
2013	¥ 367
2014	211
2015
2016
2017
2018 and thereafter
Total minimum future rentals	¥ 578

Flooding in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	¥ 19,662
Net gain recognized as a result of excess insurance recovery over the flooding loss in Thailand	5,932
Thailand
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	17,269
Thailand | Property Plant and Equipment
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	13,730
Thailand | Inventories
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	¥ 3,539

Other Commitments and Contingencies, Concentrations and Factors that May Affect Future Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Customer Concentration Risk Two Largest Customers	Mar. 31, 2011 Customer Concentration Risk Two Largest Customers	Mar. 31, 2010 Customer Concentration Risk Two Largest Customers	Mar. 31, 2012 Customer Concentration Risk Largest Customer	Mar. 31, 2011 Customer Concentration Risk Largest Customer	Mar. 31, 2010 Customer Concentration Risk Largest Customer	Mar. 31, 2012 Credit Concentration Risk	Mar. 31, 2011 Credit Concentration Risk
Commitments and Contingencies Disclosure [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	¥ 7,292
Guarantee of employees bank loans, amount	86
Guarantee of employees bank loans, maximum undiscounted amount of obligation to make future payments in the event of defaults	86
Guarantee of employees bank loans, current carrying amount	0
Concentration of risk percentage			22.00%	25.00%	31.00%	12.00%	13.00%	17.00%	23.00%	20.00%
Accounts receivable concentration of credit risk, amount	¥ 39,159	¥ 31,283

Changes in Product Warranty Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 959	¥ 85
Addition	643	928
Utilization	(620)	(61)
Foreign exchange impact	(11)	7
Balance at end of year	¥ 971	¥ 959

Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Mar. 31, 2012	Sep. 30, 2009 Semiconductor Manufacturing Equipment Business	Mar. 31, 2011 Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax	¥ 5,800	¥ 1,835	¥ 3,522
Total exit costs, net of tax	4,412	1,174	2,410
Total exit costs, amount attributable to impairment loss of goodwill		230
Goodwill impairment loss	¥ 2,045

Operating Results of Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
(Loss) income on discontinued operations before income taxes					(7,796)	(7,012)	(3,016)
Income taxes					28	841	809
(Loss) income on discontinued operations					(7,768)	(6,171)	(2,207)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					5,615	17,662	16,511
Semiconductor Manufacturing Equipment Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes							(2,047)
Income taxes							760
(Loss) income on discontinued operations							(1,287)
Semiconductor Manufacturing Equipment Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							604
Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes						(4,571)	(181)
Income taxes						1,065	11
(Loss) income on discontinued operations						(3,506)	(170)
Specialty Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						5,120	1,430
Lense Actuator Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes					(2,203)	(1,409)	(706)
Income taxes					(269)	(289)	(14)
(Loss) income on discontinued operations					(2,472)	(1,698)	(720)
Lense Actuator Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					1,576	2,391	3,279
Nidec Pegion Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes					(1,817)	(663)	(502)
Income taxes					129	8	(17)
(Loss) income on discontinued operations					(1,688)	(655)	(519)
Nidec Pegion Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					1,365	3,168	3,604
Compact Digital Camera Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income on discontinued operations before income taxes					(3,776)	(369)	420
Income taxes					168	57	69
(Loss) income on discontinued operations					(3,608)	(312)	489
Compact Digital Camera Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales					¥ 2,674	¥ 6,983	¥ 7,594

Product Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales:
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
Small precision motors
Net sales:
Net sales					305,186	319,098	326,881
Small precision motors | Hard disk drives spindle motors
Net sales:
Net sales					176,932	196,265	203,845
Small precision motors | Other small precision brushless DC motors
Net sales:
Net sales					69,753	70,149	72,362
Small precision motors | Brushless DC fans
Net sales:
Net sales					30,327	33,801	32,651
Small precision motors | Other small precision motors
Net sales:
Net sales					28,174	18,883	18,023
General motors
Net sales:
Net sales					178,214	137,251	73,381
Machinery
Net sales:
Net sales					64,904	77,329	47,966
Electronic and optical components
Net sales:
Net sales					95,580	107,693	94,545
Others
Net sales:
Net sales					¥ 38,436	¥ 34,617	¥ 28,779

Revenues from External Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales:
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
Long-lived assets:
Long-lived assets	230,831				230,831	234,409
Japan
Net sales:
Net sales					260,470	295,376	245,977
Long-lived assets:
Long-lived assets	84,299				84,299	84,916
U.S.A.
Net sales:
Net sales					71,317	46,579	11,352
Long-lived assets:
Long-lived assets	15,650				15,650	17,897
Singapore
Net sales:
Net sales					40,595	28,015	33,673
Long-lived assets:
Long-lived assets	1,412				1,412	1,374
Thailand
Net sales:
Net sales					75,908	99,932	102,261
Long-lived assets:
Long-lived assets	33,476				33,476	39,810
The Philippines
Net sales:
Net sales					19,683	10,657	14,884
Long-lived assets:
Long-lived assets	11,691				11,691	11,779
China
Net sales:
Net sales					148,553	139,264	122,833
Long-lived assets:
Long-lived assets	47,260				47,260	43,342
Other
Net sales:
Net sales					65,794	56,165	40,572
Long-lived assets:
Long-lived assets	¥ 37,043				¥ 37,043	¥ 35,291

Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Net sales:
Adjustments						¥ 681,362		¥ 675,596		¥ 572,473
Consolidated total	167,587		157,442	180,657	176,634	682,320		675,988		571,552
Operating income						73,070		92,869		79,282
Depreciation:
Consolidated total						31,511		32,981		29,185
Segment assets:
Consolidated total	800,401					800,401		748,205
Expenditure for segment assets						37,209		42,238
Consolidated total						41,446		55,010		36,608
U.S. GAAP adjustments and Others
Depreciation:
Consolidated total						1,019	[1],[2]	1,006	[1],[2]	1,186	[1],[2]
Segment assets:
Consolidated total	(6,420)	[3]				(6,420)	[3]	(5,371)	[3]
Reconciliation
Segment assets:
Expenditure for segment assets						4,237	[4]	12,772	[4]
Subtotal Before Elimination Adjustments
Net sales:
Consolidated total						250,218		243,683		249,715
NCJ
Net sales:
Net sales to external customers						46,901		72,334		67,285
Net sales to other operating segments						100,064		74,406		77,125
Operating income or loss						7,497		6,799		8,066
Depreciation:
Depreciation						995		1,072		1,941
Segment assets:
Segment assets	488,939					488,939		447,220
Expenditure for segment assets						426		2,237
NIRT (formerly NET)
Net sales:
Net sales to external customers						64,226		86,086		90,907
Net sales to other operating segments						36,649		45,219		43,695
Operating income or loss						15,027		21,473		23,227
Depreciation:
Depreciation						5,085		6,569		5,721
Segment assets:
Segment assets	107,523					107,523		76,327
Expenditure for segment assets						11,152		10,163
NIPC (formerly NCC)
Net sales:
Net sales to external customers						26,430		24,500		22,948
Net sales to other operating segments						3,617		6,618		6,028
Operating income or loss						774		2,351		2,114
Depreciation:
Depreciation						1,231		1,430		1,357
Segment assets:
Segment assets	15,267					15,267		17,197
Expenditure for segment assets						255		931
NIDC (formerly NCD)
Net sales:
Net sales to external customers						4,269		4,218		6,976
Net sales to other operating segments						15,471		20,852		24,274
Operating income or loss						431		2,658		4,808
Depreciation:
Depreciation						802		780		529
Segment assets:
Segment assets	19,119					19,119		20,524
Expenditure for segment assets						967		2,156
NILS (formerly NCS)
Net sales:
Net sales to external customers						34,220		19,082		26,157
Net sales to other operating segments						448		451		390
Operating income or loss						781		245		319
Depreciation:
Depreciation						70		79		78
Segment assets:
Segment assets	23,886					23,886		8,278
Expenditure for segment assets						11		7
NIHC (formerly NCH)
Net sales:
Net sales to external customers						50,748		55,724		51,390
Net sales to other operating segments						1,162		1,587		4,142
Operating income or loss						359		564		661
Depreciation:
Depreciation						6		7		3
Segment assets:
Segment assets	17,345					17,345		16,262
Expenditure for segment assets						5		19
NILF (formerly NCF)
Net sales:
Net sales to external customers						15,326		7,337		10,891
Net sales to other operating segments						24,390		28,504		28,019
Operating income or loss						7,799		5,403		6,939
Depreciation:
Depreciation						2,598		2,734		2,717
Segment assets:
Segment assets	31,530					31,530		25,220
Expenditure for segment assets						1,584		3,349
NSNK
Net sales:
Net sales to external customers						78,589		86,027		68,924
Net sales to other operating segments						396		556		395
Operating income or loss						7,414		13,226		8,578
Depreciation:
Depreciation						3,715		3,830		3,957
Segment assets:
Segment assets	99,089					99,089		104,650
Expenditure for segment assets						3,980		3,777
NCPL
Net sales:
Net sales to external customers						51,124		58,396		53,681
Net sales to other operating segments						2,318		2,632		2,357
Operating income or loss						6,384		9,557		5,655
Depreciation:
Depreciation						3,115		3,990		3,340
Segment assets:
Segment assets	70,809					70,809		66,813
Expenditure for segment assets						6,151		5,811
NTSC
Net sales:
Net sales to external customers						33,358		29,745		23,345
Net sales to other operating segments						150		201		156
Operating income or loss						3,140		4,009		2,825
Depreciation:
Depreciation						2,660		2,119		1,768
Segment assets:
Segment assets	38,035					38,035		36,682
Expenditure for segment assets						1,944		2,586
NCEL
Net sales:
Net sales to external customers						29,098		30,553		24,954
Net sales to other operating segments						20		27		31
Operating income or loss						4,194		4,969		2,422
Depreciation:
Depreciation						1,150		1,254		1,325
Segment assets:
Segment assets	35,517					35,517		34,641
Expenditure for segment assets						1,413		1,741
NTMC
Net sales:
Net sales to external customers						40,058		42,935		35,029
Net sales to other operating segments						952		889		818
Operating income or loss						4,591		4,018		1,938
Depreciation:
Depreciation						1,491		1,676		1,854
Segment assets:
Segment assets	33,846					33,846		41,666
Expenditure for segment assets						1,733		1,213
NMC
Net sales:
Adjustments						83,999		50,886		3,032
Consolidated total						30
Operating income						2,111		240		13
Depreciation:
Consolidated total						3,892		2,914		99
Segment assets:
Consolidated total	72,846					72,846		75,017
Expenditure for segment assets						1,993		2,605
NMA
Net sales:
Net sales to external customers						44,748		38,371		32,186
Net sales to other operating segments						11,607		6,702		9,432
Operating income or loss						3,126		1,274		553
Depreciation:
Depreciation						1,423		1,383		1,494
Segment assets:
Segment assets	43,053					43,053		32,703
Expenditure for segment assets						1,471		1,287
All Others
Net sales:
Adjustments						78,268		69,402		54,768
Consolidated total						52,944		55,039		52,853
Operating income						11,177		16,184		11,450
Depreciation:
Consolidated total						4,297		4,150		4,188
Segment assets:
Consolidated total	127,875					127,875		104,818
Expenditure for segment assets						4,124		4,356
Unallocated Amount to Segment
Net sales:
Adjustments						958	[5]	392	[5]	(921)	[5]
Segment assets:
Goodwill	80,525					80,525		82,107
Unallocated Amount to Segment | U.S. GAAP adjustments and Others
Net sales:
Operating income						(1,457)	[6]	(466)	[6]	(536)	[6]
Unallocated Amount to Segment | Business Intersegment, Eliminations
Net sales:
Operating income						2,794		1,455		639
Segment assets:
Consolidated total	(510,192)					(510,192)		(450,539)
Unallocated Amount to Segment | Other
Segment assets:
Consolidated total	11,809					11,809		13,990
Unallocated Amount to Segment | Other adjustments
Net sales:
Operating income						(3,072)	[7]	(1,090)	[7]	(389)	[7]
Operating Segments
Net sales:
Operating income						74,805		92,970		79,568
Depreciation:
Consolidated total						32,530		33,987		30,371
Segment assets:
Consolidated total	1,224,679					1,224,679		1,108,018
Business Intersegment, Eliminations
Net sales:
Consolidated total						¥ (250,218)		¥ (243,683)		¥ (249,715)

[1]	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[2]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.
[3]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.
[4]	The amounts of expenditure for segment assets are presented on an accrual basis while the amounts of consolidated total are presented on a cash basis.
[5]	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.
[6]	Others is mainly from the amortization of capitalized assets related to business combinations.
[7]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.

Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Customer	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Disclosure [Line Items]
Sales to customers which exceeded 10% of the consolidated net sales	¥ 151,253	¥ 165,797	¥ 176,100
Number of major customers	2

Subsequent Events - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011	Mar. 31, 2012 Dividend Declared JPY (¥)	Oct. 31, 2012 Share Exchange USD ($)
Subsequent Event [Line Items]
Subsequent event, description			Subsequent to March 31, 2012, the Company’s Board of Directors declared a cash dividend of ¥6,158 million payable on June 5, 2012 to stockholders as of March 31, 2012.
Cash dividend declared	¥ 6,158		¥ 6,158
Cash dividend declared, payable date			Jun 5, 2012
Cash dividend declared, record date			Mar 31, 2012
Number of shares allocated for each common share of Nidec Sankyo Corporation				$ 0.068
Total number of shares allocated in the share exchange with Nidec Sankyo Corporation		721,534		3,175,755

Quarterly Financial Data (Unaudited) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Quarterly Financial Information [Line Items]
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
Income from continuing operations before income taxes	22,063	14,206	16,327	18,260	70,856	81,966	75,971
Net income attributable to Nidec Corporation	¥ 9,077	¥ 9,125	¥ 10,319	¥ 12,210	¥ 40,731	¥ 52,333	¥ 51,961
Net income attributable to Nidec Corporation per share:
Basic	¥ 66.34	¥ 66.68	¥ 74.86	¥ 88.2	¥ 296.25	¥ 375.91	¥ 373.04
Diluted	¥ 61.98	¥ 62.3	¥ 69.98	¥ 82.49	¥ 276.89	¥ 362.8	¥ 373.04